UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2005

Item 1. Reports to Stockholders

Spartan®

Connecticut Municipal
Income Fund

and

Fidelity®
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Connecticut Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Spartan Connecticut Municipal Income Fund
Actual	$ 1,000.00	$ 1,027.50	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.49	$ 2.47
Fidelity Connecticut Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,008.30	$ 2.40
HypotheticalA	$ 1,000.00	$ 1,022.54	$ 2.42

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Connecticut Municipal Income Fund	.49%
Fidelity Connecticut Municipal Money Market Fund	.48%

Semiannual Report

Spartan Connecticut Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Escrowed/Pre-Refunded	28.5	27.1
General Obligations	25.6	28.1
Special Tax	12.6	11.3
Health Care	8.4	8.7
Education	7.4	6.8
Average Years to Maturity as of May 31, 2005
		6 months ago
Years	12.4	12.4
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of May 31, 2005
6 months ago
Years	6.2	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
AAA 71.8%	AAA 69.1%
AA,A 25.1%	AA,A 26.8%
BBB 1.4%	BBB 2.9%
BB and Below 0.0%	BB and Below 0.0%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value (Note 1)
Connecticut - 87.9%
Branford Gen. Oblig.:
5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 556,760
7% 6/15/08 (FGIC Insured)	500,000	559,265
7% 6/15/09 (FGIC Insured)	500,000	575,850
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (d)	3,290,000	3,685,425
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @ 100) (d)	2,305,000	2,582,038
5.375% 8/15/15 (Pre-Refunded to 8/15/11 @ 100) (d)	1,070,000	1,198,603
5.375% 8/15/16 (Pre-Refunded to 8/15/11 @ 100) (d)	2,000,000	2,240,380
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,326,910
Series A:
5.25% 8/15/16 (MBIA Insured)	1,320,000	1,480,433
6% 7/15/11 (Pre-Refunded to 7/15/10 @ 101) (d)	1,700,000	1,946,058
6% 7/15/12 (Pre-Refunded to 7/15/10 @ 101) (d)	5,830,000	6,673,834
6.125% 7/15/15 (Pre-Refunded to 7/15/10 @ 101) (d)	6,235,000	7,174,116
6.5% 9/1/07 (AMBAC Insured)	2,290,000	2,468,803
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,883,514
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (c)	5,750,000	5,948,663
5.25% 10/1/09 (FGIC Insured) (c)	2,100,000	2,244,564
5.25% 10/1/10 (FGIC Insured) (c)	3,390,000	3,651,979
5.25% 10/1/11 (FGIC Insured) (c)	4,150,000	4,507,274
5.25% 10/1/12 (FGIC Insured) (c)	4,075,000	4,422,679
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,870,420
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.) Series A:
6% 11/15/07	1,525,000	1,633,763
6% 11/15/08	1,525,000	1,671,232
6% 11/15/09	1,525,000	1,701,443
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (c)	3,000,000	3,207,900
Connecticut Gen. Oblig.:
Series 1999 B, 5.875% 11/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	4,550,000	5,084,443
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2000 B, 5.5% 6/15/19 (Pre-Refunded to 6/15/10 @ 100) (d)	$ 2,185,000	$ 2,411,541
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (d)	3,215,000	3,535,664
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,995,000	6,592,941
Series 2003 E, 5.25% 8/15/17 (FGIC Insured)	3,295,000	3,682,854
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,540,650
Series B:
5.375% 6/15/13 (Pre-Refunded to 6/15/11 @ 100) (d)	6,325,000	7,012,085
5.375% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (d)	3,730,000	4,135,190
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (d)	8,840,000	9,800,289
5.5% 6/15/17 (Pre-Refunded to 6/15/12 @ 100) (d)	7,815,000	8,886,202
5.5% 11/1/17 (Pre-Refunded to 11/1/11 @ 100) (d)	1,500,000	1,653,225
5.75% 11/1/10 (Pre-Refunded to 11/1/09 @ 101) (d)	1,000,000	1,112,350
5.75% 6/15/12 (Pre-Refunded to 6/15/10 @ 100) (d)	1,500,000	1,683,915
Series D:
5.375% 11/15/16 (Pre-Refunded to 11/15/12 @ 100) (d)	8,595,000	9,734,009
5.375% 11/15/18 (Pre-Refunded to 11/15/12 @ 100) (d)	5,000,000	5,662,600
5.375% 11/15/20	2,435,000	2,696,738
Series E, 6% 3/15/12 (Escrowed to Maturity) (d)	35,000	40,676
5.25% 6/1/18 (AMBAC Insured)	3,150,000	3,614,972
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,193,800
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	5,137,926
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	6,230,000	6,533,463
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	$ 2,500,000	$ 2,620,850
5.2% 8/1/38	4,190,000	4,397,531
(Loomis Chaffee School Proj.):
Series C, 5.5% 7/1/26 (MBIA Insured)	1,430,000	1,481,451
Series D, 5.25% 7/1/31	2,000,000	2,152,720
Series E, 5% 7/1/25	1,000,000	1,057,920
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (d)	3,195,000	3,985,826
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	1,965,007
(Sacred Heart Univ. Proj.) Series C, 6% 7/1/06 (Escrowed to Maturity) (d)	190,000	196,139
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,576,824
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,863,512
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,789,406
(Veterans Memorial Med. Ctr. Proj.) Series A, 5.5% 7/1/26 (MBIA Insured)	3,770,000	3,941,724
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,554,840
Series X1, 5% 7/1/42	13,515,000	14,201,427
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (c)	460,000	467,231
Connecticut Resource Recovery Auth. Resource Recovery Rev.:
(Bridgeport Resco Co. LP Proj.) 5.5% 1/1/08 (MBIA Insured)	1,000,000	1,062,310
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (c)	3,000,000	3,167,640
5.5% 11/15/09 (MBIA Insured) (c)	2,000,000	2,145,960
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,199,320
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (d)	3,785,000	4,277,012
5.375% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (d)	2,000,000	2,259,980
7.125% 6/1/10	3,550,000	4,068,052
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.): - continued
Series B:
0% 6/1/08	$ 3,500,000	$ 3,191,055
5% 1/1/15 (FGIC Insured)	8,910,000	9,850,985
5.25% 7/1/16 (AMBAC Insured)	4,510,000	5,136,078
6.125% 9/1/12	7,115,000	8,202,955
6.15% 9/1/09	5,000,000	5,582,850
6.5% 10/1/10	3,400,000	3,925,606
6.5% 10/1/12	7,100,000	8,481,021
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	2,053,255
Hamden Gen. Oblig.:
5% 7/15/12 (FSA Insured)	1,550,000	1,717,943
5% 7/15/13 (FSA Insured)	2,095,000	2,334,081
Hartford Gen. Oblig.:
Series 2005 D:
5% 9/1/19 (MBIA Insured) (a)	1,700,000	1,858,083
5% 9/1/22 (MBIA Insured) (a)	1,700,000	1,840,148
Series A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,519,777
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (c)	1,335,000	1,433,897
5% 6/15/17 (AMBAC Insured) (c)	775,000	826,499
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	3,555,000	4,039,049
7.4% 9/1/07 (MBIA Insured)	370,000	406,922
7.4% 9/1/08 (MBIA Insured)	370,000	421,301
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,259,600
6% 2/1/12 (MBIA Insured)	400,000	464,608
7% 4/1/07 (MBIA Insured)	580,000	622,862
7% 4/1/08 (MBIA Insured)	580,000	644,252
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,308,889
New Haven Gen. Oblig.:
Series B, 5.125% 11/1/16 (MBIA Insured)	4,000,000	4,438,080
5% 2/1/14 (MBIA Insured)	2,080,000	2,306,366
5% 2/1/15 (MBIA Insured)	1,705,000	1,896,778
5% 2/1/20 (MBIA Insured)	2,430,000	2,639,247
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,144,269
5% 1/15/16 (AMBAC Insured)	1,025,000	1,147,764
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
New Milford Gen. Oblig.: - continued
5% 1/15/17 (AMBAC Insured)	$ 1,025,000	$ 1,151,916
North Thompsonville Fire District #10:
6.75% 6/1/07 (MBIA Insured)	180,000	193,626
6.75% 6/1/08 (MBIA Insured)	190,000	210,892
6.75% 6/1/09 (MBIA Insured)	200,000	228,196
6.75% 6/1/10 (MBIA Insured)	215,000	251,378
6.75% 6/1/11 (MBIA Insured)	230,000	274,632
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 18B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,975,683
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	2,996,696
5.25% 7/15/14	6,565,000	7,400,068
5.25% 7/15/15	3,000,000	3,365,790
5.25% 2/1/21	1,045,000	1,158,320
5.25% 2/1/24	1,070,000	1,179,386
5.5% 7/15/13	2,675,000	3,043,642
5.5% 7/15/14	1,250,000	1,415,488
6.6% 1/15/07	295,000	312,682
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (b)(c)	6,000,000	6,182,880
Stratford Gen. Oblig. 7% 6/15/08 (FGIC Insured)	500,000	559,265
Suffield Gen. Oblig.:
5.125% 6/15/13 (MBIA Insured)	1,000,000	1,091,660
5.125% 6/15/14 (MBIA Insured)	1,335,000	1,453,575
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	1,100,000	1,200,397
Univ. of Connecticut Series A:
5.375% 4/1/16 (Pre-Refunded to 4/1/11 @ 101) (d)	4,475,000	5,043,549
5.375% 4/1/18 (Pre-Refunded to 4/1/12 @ 100) (d)	1,200,000	1,354,176
5.375% 4/1/19	2,230,000	2,471,866
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	1,060,000	1,175,625
West Hartford Gen. Oblig. Series A:
5% 1/15/14	1,135,000	1,261,553
5% 1/15/15	1,135,000	1,264,992
5% 1/15/16	1,135,000	1,256,593
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)	2,480,000	2,768,994
Wolcott Gen. Oblig.:
7% 6/15/09 (FGIC Insured)	445,000	512,507
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Wolcott Gen. Oblig.: - continued
7% 6/15/10 (FGIC Insured)	$ 440,000	$ 520,071
Woodstock Spl. Oblig. Rev. (Woodstock Academy Proj.) 7% 3/1/08 (AMBAC Insured)	725,000	729,075
		389,089,514
Puerto Rico - 10.4%
Puerto Rico Commonwealth Gen. Oblig.:
Series A, 5.5% 7/1/18 (MBIA Insured)	1,820,000	2,150,949
Series B, 5.5% 7/1/12 (FGIC Insured)	4,000,000	4,559,440
5.75% 7/1/26 (Pre-Refunded to 7/1/10 @ 100) (d)	3,700,000	4,138,857
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	2,750,000	2,965,958
Series Y, 5.5% 7/1/36 (FSA Insured)	1,500,000	1,727,295
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	3,850,000	4,208,974
5.5% 10/1/40 (Escrowed to Maturity) (d)	7,515,000	8,200,443
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	13,235,000	14,350,177
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,472,341
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	940,928
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,250,000	1,370,538
		46,085,900
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $411,153,450)		435,175,414
NET OTHER ASSETS - 1.7%		7,523,021
NET ASSETS - 100%		$ 442,698,435
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Escrowed/Pre-Refunded	28.5%
General Obligations	25.6%
Special Tax	12.6%
Health Care	8.4%
Education	7.4%
Others* (individually less than 5%)	17.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $411,153,450) - See accompanying schedule		$ 435,175,414
Cash		4,413,015
Receivable for investments sold		1,149,043
Receivable for fund shares sold		140,961
Interest receivable		6,491,149
Prepaid expenses		1,035
Other receivables		13,355
Total assets		447,383,972

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,695,762
Payable for fund shares redeemed	336,019
Distributions payable	426,371
Accrued management fee	137,220
Other affiliated payables	68,820
Other payables and accrued expenses	21,345
Total liabilities		4,685,537

Net Assets		$ 442,698,435
Net Assets consist of:
Paid in capital		$ 415,745,933
Undistributed net investment income		14,454
Accumulated undistributed net realized gain (loss) on investments		2,916,084
Net unrealized appreciation (depreciation) on investments		24,021,964
Net Assets, for 37,856,509 shares outstanding		$ 442,698,435
Net Asset Value, offering price and redemption price per share ($442,698,435 ÷ 37,856,509 shares)		$ 11.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Interest		$ 9,725,656

Expenses
Management fee	$ 814,379
Transfer agent fees	146,725
Accounting fees and expenses	54,426
Independent trustees' compensation	1,051
Custodian fees and expenses	3,586
Registration fees	16,409
Audit	25,373
Legal	688
Miscellaneous	3,797
Total expenses before reductions	1,066,434
Expense reductions	(32,869)	1,033,565
Net investment income		8,692,091
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,984,314
Futures contracts	135,939
Swap agreements	199,413
Total net realized gain (loss)		3,319,666
Change in net unrealized appreciation (depreciation) on: Investment securities	(48,022)
Swap agreements	(133,952)
Total change in net unrealized appreciation (depreciation)		(181,974)
Net gain (loss)		3,137,692
Net increase (decrease) in net assets resulting from operations		$ 11,829,783

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,692,091	$ 17,409,978
Net realized gain (loss)	3,319,666	3,052,825
Change in net unrealized appreciation (depreciation)	(181,974)	(7,808,780)
Net increase (decrease) in net assets resulting from operations	11,829,783	12,654,023
Distributions to shareholders from net investment income	(8,652,376)	(17,426,240)
Distributions to shareholders from net realized gain	(2,741,730)	(4,217,325)
Total distributions	(11,394,106)	(21,643,565)
Share transactions Proceeds from sales of shares	38,997,577	60,136,231
Reinvestment of distributions	8,267,699	15,389,096
Cost of shares redeemed	(31,785,933)	(78,289,137)
Net increase (decrease) in net assets resulting from share transactions	15,479,343	(2,763,810)
Redemption fees	385	2,027
Total increase (decrease) in net assets	15,915,405	(11,751,325)

Net Assets
Beginning of period	426,783,030	438,534,355
End of period (including undistributed net investment income of $14,454 and undistributed net investment income of $63,830, respectively)	$ 442,698,435	$ 426,783,030
Other Information Shares
Sold	3,340,527	5,083,305
Issued in reinvestment of distributions	708,461	1,305,752
Redeemed	(2,728,416)	(6,667,106)
Net increase (decrease)	1,320,572	(278,049)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 11.91	$ 11.69	$ 11.51	$ 11.11	$ 10.88
Income from Investment Operations
Net investment income D	.233	.477	.489	.497	.527	.549
Net realized and unrealized gain (loss)	.084	(.115)	.253	.249	.401	.233
Total from investment operations	.317	.362	.742	.746	.928	.782
Distributions from net investment income	(.232)	(.477)	(.487)	(.497)	(.527)	(.553)
Distributions from net realized gain	(.075)	(.115)	(.035)	(.069)	(.001)	-
Total distributions	(.307)	(.592)	(.522)	(.566)	(.528)	(.553)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.001
Net asset value, end of period	$ 11.69	$ 11.68	$ 11.91	$ 11.69	$ 11.51	$ 11.11
Total Return B, C	2.75%	3.11%	6.45%	6.64%	8.47%	7.41%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.50%	.50%	.50%	.51%
Expenses net of voluntary waivers, if any	.49% A	.49%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.48% A	.48%	.49%	.46%	.41%	.42%
Net investment income	4.00% A	4.05%	4.11%	4.28%	4.59%	5.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 442,698	$ 426,783	$ 438,534	$ 455,676	$ 416,337	$ 347,185
Portfolio turnover rate	19% A	12%	14%	18%	17%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/05	% of fund's investments 11/30/04	% of fund's investments 5/31/04
0 - 30	88.2	85.6	75.8
31 - 90	3.5	3.7	17.1
91 - 180	4.6	4.7	4.7
181 - 397	3.7	6.0	2.4
Weighted Average Maturity
	5/31/05	11/30/04	5/31/04
Fidelity Connecticut Municipal Money Market Fund	25 Days	31 Days	29 Days
Connecticut Tax-Free Money Market Funds Average *	29 Days	34 Days	42 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
Variable Rate Demand Notes (VRDNs) 75.4%	Variable Rate Demand Notes (VRDNs) 67.5%
Commercial Paper (including CP Mode) 3.0%	Commercial Paper (including CP Mode) 4.4%
Tender Bonds 0.0%	Tender Bonds 0.6%
Municipal Notes 7.6%	Municipal Notes 9.5%
Fidelity Municipal Cash Central Fund 9.5%	Fidelity Municipal Cash Central Fund 14.6%
Other Investments 0.8%	Other Investments 1.0%
Net Other Assets 3.7%	Net Other Assets 2.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.3%
	Principal Amount	Value (Note 1)
Connecticut - 72.4%
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 3% (Liquidity Facility Citibank NA) (a)(e)	$ 2,865,000	$ 2,865,000
Series ROC II R45, 3% (Liquidity Facility Citibank NA) (a)(e)	5,000,000	5,000,000
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01 129, 2.99% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	17,915,000	17,915,000
Connecticut Dev. Auth. Arpt. Facility Rev.:
Participating VRDN Series PT 2311, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,145,000	4,145,000
(Bradley Arpt. Hotel Proj.):
Series 1997 A, 2.96%, LOC KBC Bank NV, VRDN (a)	3,000,000	3,000,000
Series 1997 B, 2.96%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 1997 C, 2.96%, LOC Fleet Nat'l. Bank, VRDN (a)	700,000	700,000
Connecticut Dev. Auth. Indl. Dev. Rev.:
(Lapham Hickey Steel Corp. Proj.) 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	2,795,000	2,795,000
(The Energy Network/Sina Proj.) Series 2000, 3%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,300,000	1,300,000
(W.E. Bassett Co. Proj.) Series 1986, 3.1%, LOC Fleet Bank NA, VRDN (a)(d)	400,000	400,000
Connecticut Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series PA 1250, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,650,000	7,650,000
(Connecticut Wtr. Co. Proj.) Series 2004 A, 3.03%, LOC Citizens Bank of Rhode Island, VRDN (a)(d)	1,250,000	1,250,000
Connecticut Gen. Oblig.:
Participating VRDN:
Series 03 11, 3% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Series BA 02 A, 2.99% (Liquidity Facility Bank of America NA) (a)(e)	4,815,000	4,815,000
Series EGL 01 701, 3% (Liquidity Facility Citibank NA, New York) (a)(e)	20,000,000	20,000,000
Series EGL 03 11, 3% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Series EGL 7050017, 3% (Liquidity Facility Citibank NA) (a)(e)	12,100,000	12,100,000
Series Floaters 01 681, 2.99% (Liquidity Facility Morgan Stanley) (a)(e)	10,305,000	10,305,000
Series MS 00 514, 2.99% (Liquidity Facility Morgan Stanley) (a)(e)	9,695,000	9,695,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series MS 01 571, 2.99% (Liquidity Facility Morgan Stanley) (a)(e)	$ 24,675,000	$ 24,675,000
Series MS 1053, 2.99% (Liquidity Facility Morgan Stanley) (a)(e)	12,100,000	12,100,000
Series PA 888R, 2.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PT 1246, 2.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,100,000	6,100,000
Series PT 2223, 2.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,805,000	7,805,000
Series Putters 291, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	13,210,000	13,210,000
Series Putters 320, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	6,695,000	6,695,000
Series Putters 412, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495,000	7,495,000
Series Putters 432, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,480,000	2,480,000
Series Putters 672, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,815,000	7,815,000
Series ROC II 4009, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	18,765,000	18,765,000
Series ROC II R1064, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	6,805,000	6,805,000
Series ROC II R3013, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,290,000	5,290,000
Series ROC II R4048, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,210,000	5,210,000
Series 2004 A, 3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	19,625,000	19,625,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.) Series S2, 2.78% tender 9/2/05, CP mode	4,000,000	4,000,000
Participating VRDN:
Series EGL 02 6027, 3% (Liquidity Facility Citibank NA, New York) (a)(e)	7,305,000	7,305,000
Series EGL 04 19, 3% (Liquidity Facility Citibank NA) (a)(e)	14,850,000	14,850,000
(Charlotte Hungerford Hosp. Proj.) Series C, 2.91%, LOC Fleet Bank NA, VRDN (a)	2,825,000	2,825,000
(Hartford Hosp. Proj.) Series B, 2.91%, LOC Fleet Nat'l. Bank, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series M, 2.92%, LOC KBC Bank NV, VRDN (a)	$ 12,620,000	$ 12,620,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series BA 99 D, 2.99% (Liquidity Facility Bank of America NA) (a)(d)(e)	19,995,000	19,995,000
Series MT 37, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	40,855,000	40,855,000
Series MT 38, 3.01% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	19,020,000	19,020,000
Series MT 63, 3.01% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	8,230,000	8,230,000
Series PT 2337, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,950,000	4,950,000
Series PT 2817, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,700,000	9,700,000
(Hsg. Mortgage Fin. Prog.) Series 2004 D5, 2.98% (AMBAC Insured), VRDN (a)(d)	10,000,000	10,000,000
Series 1990 C, 3.11%, VRDN (a)(d)	7,490,000	7,490,000
Series 1990 D, 3.11%, VRDN (a)(d)	10,022,000	10,022,000
Series 2001 A3, 3.02% (AMBAC Insured), VRDN (a)(d)	5,000,000	5,000,000
Series 2002 A3, 2.98% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
Series 2002 B3, 3% (AMBAC Insured), VRDN (a)(d)	32,900,000	32,900,000
Series 2002 F2, 2.96% (AMBAC Insured), VRDN (a)(d)	22,600,000	22,600,000
Series 2004 A4, 2.96% (AMBAC Insured), VRDN (a)(d)	18,000,000	18,000,000
Series B3, 2.93% (AMBAC Insured), VRDN (a)(d)	15,000,000	15,000,000
Sub Series 2005 A4, 3% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
Sub Series E4, 2.98% (AMBAC Insured), VRDN (a)(d)	25,000,000	25,000,000
Sub Series G41, 3% (AMBAC Insured), VRDN (a)(d)	26,700,000	26,700,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds (Trans. Infrastructure Proj.) Series A, 4% 9/1/05 (FGIC Insured)	10,000,000	10,048,893
Participating VRDN:
Series MT 75, 2.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,790,000	13,790,000
Series PA 1039R, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,530,000	3,530,000
Series Putters 612, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,255,000	5,255,000
Series ROC II R122, 3% (Liquidity Facility Citibank NA) (a)(e)	12,265,000	12,265,000
Series ROC II R4068 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,005,000	5,005,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.: - continued
(Trans. Infrastructure Proj.) Series 2003 1, 3.03% (AMBAC Insured), VRDN (a)	$ 31,280,000	$ 31,280,000
Series 2000 1, 3.03% (FGIC Insured), VRDN (a)	5,665,000	5,665,000
Series 2003 2, 3.03% (AMBAC Insured), VRDN (a)	38,410,000	38,410,000
East Haven Gen. Oblig. BAN 3% 8/26/05	7,830,000	7,838,886
Easton Gen. Oblig. BAN 3% 11/9/05	12,600,000	12,661,638
Farmington Gen. Oblig. BAN 3.5% 4/14/06	8,400,000	8,457,499
Manchester Gen. Oblig. BAN 2.75% 7/6/05	5,894,000	5,900,393
Milford Gen. Oblig. BAN Series A, 3% 11/4/05	8,000,000	8,036,206
Monroe Gen. Oblig. BAN 3.5% 4/5/06	6,085,000	6,128,508
New Haven Gen. Oblig. Series A:
2.48% 8/3/05, LOC Landesbank Hessen-Thuringen, CP	9,130,000	9,130,000
2.65% 8/5/05, LOC Landesbank Hessen-Thuringen, CP	5,725,000	5,725,000
2.72% 7/12/05, LOC Landesbank Hessen-Thuringen, CP	8,375,000	8,375,000
2.84% 9/9/05, LOC Landesbank Hessen-Thuringen, CP	5,305,000	5,305,000
2.85% 8/12/05, LOC Landesbank Hessen-Thuringen, CP	4,455,000	4,455,000
North Haven Gen. Oblig. BAN 3.75% 4/26/06	20,000,000	20,171,912
Plainfield Gen. Oblig. BAN 3.75% 1/11/06	9,500,000	9,556,799
Stonington Gen. Oblig. BAN Series A, 3% 10/13/05	7,840,000	7,872,456
Trumbull Gen. Oblig. BAN 3% 9/13/05	5,000,000	5,007,391
Univ. of Connecticut Participating VRDN Series PA 1255, 2.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,950,000	7,950,000
Weston Gen. Oblig. Participating VRDN Series ROC II R6501, 3% (Liquidity Facility Citibank NA) (a)(e)	1,870,000	1,870,000
Westport Gen. Oblig. BAN 3.5% 10/31/05	2,000,000	2,013,530
		897,566,111
Puerto Rico - 14.4%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series CDC 04 A, 2.96% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(e)	15,860,000	15,860,000
Series Merlots 00 EE, 2.97% (Liquidity Facility Wachovia Bank NA) (a)(e)	25,015,000	25,015,000
Series Merlots 01 A107, 2.97% (Liquidity Facility Wachovia Bank NA) (a)(e)	14,935,000	14,935,000
Series PA 1225, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,060,000	9,060,000
Series ROC II R185, 2.97% (Liquidity Facility Citibank NA) (a)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series CDC 04 7 Class A, 2.96% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(e)	$ 11,795,000	$ 11,795,000
2.97% (Liquidity Facility Citibank NA) (a)(e)	2,400,000	2,400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series Merlots 00 FFF, 2.97% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,955,000	5,955,000
Series Merlots 98 B8, 2.97% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,990,000	1,990,000
Series RobIns 14, 2.96% (Liquidity Facility Bank of New York, New York) (a)(e)	13,145,000	13,145,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series EGL 00 5101, 2.97% (Liquidity Facility Citibank NA, New York) (a)(e)	10,000,000	10,000,000
Series Merlots 00 A15, 2.97% (Liquidity Facility Wachovia Bank NA) (a)(e)	12,200,000	12,200,000
Series MSTC 7005, 2.96% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	2,000,000	2,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 2.98% (Liquidity Facility Morgan Stanley) (a)(e)	3,580,000	3,580,000
Series Merlots A40, 2.97% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,675,000	4,675,000
Series Putters 147, 2.98% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,100,000	1,100,000
Series Putters 866, 2.98% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series RobIns 16, 2.98% (Liquidity Facility Bank of New York, New York) (a)(e)	4,200,000	4,200,000
Series ROC II R179, 2.97% (Liquidity Facility Citibank NA) (a)(e)	1,495,000	1,495,000
Series ROC II R357, 2.97% (Liquidity Facility Citibank NA) (a)(e)	5,225,000	5,225,000
Series SGA 43, 2.94% (Liquidity Facility Societe Generale) (a)(e)	10,000,000	10,000,000
Series SGA 44, 2.94% (Liquidity Facility Societe Generale) (a)(e)	9,400,000	9,400,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.38%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00 225, 2.98% (Liquidity Facility Morgan Stanley) (a)(e)	$ 2,335,000	$ 2,335,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series MS 968, 2.98% (Liquidity Facility Morgan Stanley) (a)(e)	5,000,000	5,000,000
		178,265,000
	Shares
Other - 9.5%
Fidelity Municipal Cash Central Fund, 3.00% (b)(c)	118,363,326	118,363,326
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $1,194,194,437)		1,194,194,437
NET OTHER ASSETS - 3.7%		45,939,910
NET ASSETS - 100%		$ 1,240,134,347
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,194,194,437) - See accompanying schedule		$ 1,194,194,437
Cash		8,233,891
Receivable for investments sold on a delayed delivery basis		24,050,425
Receivable for fund shares sold		14,395,139
Interest receivable		5,615,777
Prepaid expenses		2,605
Receivable from investment adviser for expense reductions		15,977
Other receivables		84,093
Total assets		1,246,592,344

Liabilities
Payable for fund shares redeemed	$ 5,782,792
Distributions payable	20,701
Accrued management fee	380,143
Other affiliated payables	235,419
Other payables and accrued expenses	38,942
Total liabilities		6,457,997

Net Assets		$ 1,240,134,347
Net Assets consist of:
Paid in capital		$ 1,239,858,860
Undistributed net investment income		422,039
Accumulated undistributed net realized gain (loss) on investments		(146,552)
Net Assets, for 1,239,367,354 shares outstanding		$ 1,240,134,347
Net Asset Value, offering price and redemption price per share ($1,240,134,347 ÷ 1,239,367,354 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Interest		$ 11,983,978

Expenses
Management fee	$ 2,176,426
Transfer agent fees	618,481
Accounting fees and expenses	62,389
Independent trustees' compensation	2,722
Custodian fees and expenses	8,114
Registration fees	38,602
Audit	22,918
Legal	1,649
Miscellaneous	9,461
Total expenses before reductions	2,940,762
Expense reductions	(589,160)	2,351,602
Net investment income		9,632,376
Net realized gain (loss) on investment securities		(7,428)
Net increase in net assets resulting from operations		$ 9,624,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,632,376	$ 7,436,211
Net realized gain (loss)	(7,428)	352,441
Net increase in net assets resulting from operations	9,624,948	7,788,652
Distributions to shareholders from net investment income	(9,638,975)	(7,428,995)
Distributions to shareholders from net realized gain	(106,143)	-
Total distributions	(9,745,118)	(7,428,995)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,472,758,823	2,113,884,878
Reinvestment of distributions	9,656,061	7,322,895
Cost of shares redeemed	(1,307,863,587)	(2,110,441,037)
Net increase (decrease) in net assets and shares resulting from share transactions	174,551,297	10,766,736
Total increase (decrease) in net assets	174,431,127	11,126,393

Net Assets
Beginning of period	1,065,703,220	1,054,576,827
End of period (including undistributed net investment income of $422,039 and undistributed net investment income of $428,638, respectively)	$ 1,240,134,347	$ 1,065,703,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.007	.006	.010	.024	.034
Net realized and unrealized gain (loss)	-	-	-	-	-	-
Total from investment operations	.008	.007	.006	.010	.024	.034
Distributions from net investment income	(.008)	(.007)	(.006)	(.010)	(.024)	(.034)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	(.008)	(.007)	(.006)	(.010)	(.024)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.83%	.71%	.62%	.99%	2.44%	3.47%
Ratios to Average Net Assets D
Expenses before expense reductions	.51% A	.50%	.50%	.51%	.51%	.54%
Expenses net of voluntary waivers, if any	.48% A	.48%	.48%	.49%	.51%	.54%
Expenses net of all reductions	.41% A	.46%	.47%	.45%	.46%	.54%
Net investment income	1.66% A	.71%	.61%	1.00%	2.41%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,240,134	$ 1,065,703	$ 1,054,577	$ 975,920	$ 807,225	$ 718,657

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Spartan Connecticut Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The funds are diversified with the exception of the income fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Connecticut. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. For the income fund, debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund and money market fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, and deferred trustees compensation.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Connecticut Municipal Income Fund	$ 411,069,820	$ 24,154,816	$ (49,222)	$ 24,105,594
Fidelity Connecticut Municipal Money Market Fund	1,194,194,437	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $50,678,661 and $40,010,366, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund and the money market fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Connecticut Municipal Income Fund	.25%	.12%	.38%
Fidelity Connecticut Municipal Money Market Fund	.25%	.12%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Connecticut Municipal Income Fund	.07%
Fidelity Connecticut Municipal Money Market Fund	.11%

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Connecticut Municipal Money Market Fund	$ 1,438,164

Semiannual Report

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Fidelity Connecticut Municipal Money Market Fund	.48%	$ 158,394

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan Connecticut Municipal Income Fund	$ 3,586	$ 29,283
Fidelity Connecticut Municipal Money Market Fund	8,114	422,652

7. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CTR-USAN-0705
1.786817.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Florida Municipal
Income Fund

and

Fidelity®
Florida Municipal
Money Market Fund

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Florida Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Florida Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Spartan Florida Municipal Income Fund
Actual	$ 1,000.00	$ 1,032.20	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.49	$ 2.47
Fidelity Florida Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,008.30	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Florida Municipal Income Fund	.49%
Fidelity Florida Municipal Money Market Fund	.50%

Semiannual Report

Spartan Florida Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.0	23.0
Health Care	16.1	16.3
Transportation	12.1	10.2
Special Tax	8.3	14.7
Escrowed/Pre-Refunded	7.0	6.9
Average Years to Maturity as of May 31, 2005
		6 months ago
Years	11.6	13.4
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of May 31, 2005
6 months ago
Years	6.0	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
AAA 75.9%	AAA 77.8%
AA,A 12.1%	AA,A 16.2%
BBB 4.4%	BBB 3.5%
Not Rated 2.2%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan Florida Municipal Income Fund

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value (Note 1)
Florida - 91.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (g)	$ 1,485,000	$ 1,578,718
6.05% 11/15/16 (Escrowed to Maturity) (g)	6,230,000	7,270,410
Brevard County School Board Ctfs. of Prtn. Series B:
5% 7/1/13 (FGIC Insured)	2,000,000	2,202,060
5% 7/1/14 (FGIC Insured)	1,000,000	1,103,490
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (f)	1,210,000	1,358,322
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (f)	1,505,000	1,602,343
Series J1, 5.75% 10/1/18 (AMBAC Insured) (f)	2,755,000	3,059,786
Broward County Gen. Oblig. Series 2001 A, 5.25% 1/1/21	3,500,000	3,822,980
Broward County Resource Recovery Rev. (Wheelabrator South Broward, Inc. Proj.) Series A, 5% 12/1/06	3,050,000	3,143,452
Broward County School Board Ctfs. of Prtn.:
5.25% 7/1/15 (MBIA Insured)	1,750,000	1,937,863
5.25% 7/1/16 (MBIA Insured)	6,060,000	6,679,393
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,495,948
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,604,540
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,389,577
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765,000	2,923,932
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	2,200,000	2,386,978
Clearwater Rev. 5.375% 3/1/31 (MBIA Insured)	1,250,000	1,470,913
Collier County School Board Ctfs. of Prtn.:
(Master Lease Prog.) Series B, 5.5% 2/15/13 (FSA Insured)	2,430,000	2,755,426
(School Board of Collier County Master Lease Prog.) 5.375% 2/15/19 (FSA Insured)	2,000,000	2,208,300
5.375% 2/15/17 (FSA Insured)	1,575,000	1,745,966
5.375% 2/15/18 (FSA Insured)	5,000,000	5,523,900
5.375% 2/15/21 (FSA Insured)	4,000,000	4,386,680
Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.):
Series A, 6% 10/1/08 (FSA Insured) (f)	6,675,000	7,240,439
Series B, 5% 10/1/11 (FSA Insured) (f)	3,300,000	3,469,653
Series B, 6.3% 10/1/05 (AMBAC Insured)	1,200,000	1,214,520
Series C, 5.5% 10/1/11 (MBIA Insured)	5,200,000	5,474,040
Series D, 5.75% 10/1/09 (AMBAC Insured) (f)	2,125,000	2,184,925
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (f)	$ 5,000,000	$ 5,250,000
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21 (FGIC Insured)	3,495,000	3,685,163
Daytona Beach Util. Sys. Rev. Series D, 5.25% 11/15/17 (FSA Insured)	1,825,000	2,040,423
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,802,737
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,884,166
Duval County School Board Ctfs. of Prtn.:
5% 7/1/13 (FSA Insured)	2,600,000	2,868,450
5.625% 7/1/14 (FSA Insured) (Pre-Refunded to 7/1/09 @ 100) (g)	3,010,000	3,290,351
Escambia County Health Facilities Auth. Health Facilities Rev. (Baptist Hosp. & Baptist Manor Proj.) 5% 10/1/07	1,260,000	1,300,698
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,000,000	3,597,270
Florida Board of Ed. Cap. Outlay:
Series 2001 A, 5.5% 6/1/10	1,025,000	1,137,514
Series 2001 F, 5% 6/1/32 (MBIA Insured)	5,000,000	5,279,650
Series B, 5.375% 6/1/17	5,000,000	5,606,500
Series C, 5.75% 6/1/29 (Pre-Refunded to 6/1/10 @ 101) (g)	2,000,000	2,263,620
Series E, 5.625% 6/1/29	3,000,000	3,312,120
Florida Board of Ed. Lottery Rev.:
Series 2000 A, 5.75% 7/1/11 (FGIC Insured)	1,000,000	1,125,870
Series 2002 A, 5.375% 7/1/15 (FGIC Insured)	5,360,000	6,026,998
Series A, 5.375% 7/1/17 (FGIC Insured)	1,000,000	1,121,770
Florida Board of Ed. Pub. Ed.:
Series 2000 A, 5.25% 6/1/24	2,400,000	2,596,632
Series A:
5.125% 6/1/30	1,360,000	1,434,746
5.625% 6/1/14	1,000,000	1,117,190
Florida Dept. of Corrections Ctfs. of Prtn. (Okeechobee Correctional Institution Proj.) 5% 3/1/11 (AMBAC Insured)	2,735,000	2,983,830
Florida Dept. of Envir. Protection Preservation Rev. Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,730,620
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17 (b)	3,360,000	3,662,534
5% 7/1/18 (b)	3,320,000	3,587,326
Florida Gen. Oblig. 5.375% 7/1/15 (MBIA Insured)	2,110,000	2,377,021
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (g)	$ 3,000,000	$ 3,997,740
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.):
5.5% 10/1/18 (AMBAC Insured)	1,350,000	1,521,261
5.5% 10/1/19 (AMBAC Insured)	2,430,000	2,734,916
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,175,752
Gainesville Utils. Sys. Rev. Series A, 5.2% 10/1/22	3,270,000	3,417,771
Greater Orlando Aviation Auth. Arpt. Facilities Rev. 5.75% 10/1/09 (FGIC Insured) (f)	2,500,000	2,731,300
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (d)	1,825,000	2,007,883
Series 1985 E:
4.625%, tender 12/1/05 (FGIC Insured) (d)	1,040,000	1,049,662
5%, tender 12/1/11 (FGIC Insured) (d)	1,330,000	1,455,499
5%, tender 12/1/13 (FGIC Insured) (d)	1,465,000	1,617,345
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC Insured)	1,010,000	1,117,767
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2002 B, 5% 11/15/08	2,835,000	2,997,531
Series D, 6% 11/15/25	5,360,000	5,903,182
Hillsborough County Aviation Auth. Rev. (Tampa Int'l. Arpt. Proj.) Series B, 6% 10/1/17 (FGIC Insured)	5,880,000	7,059,881
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series A:
5% 10/1/07	1,300,000	1,347,294
5% 10/1/08	1,000,000	1,042,530
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000,000	5,203,800
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (d)	2,005,000	2,026,875
4.25%, tender 8/1/07 (d)(f)	2,110,000	2,132,936
5.1% 10/1/13	3,000,000	3,180,270
Hillsborough County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,905,000	5,216,566
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,453,713
Series C, 5.5% 11/15/36 (MBIA Insured) (c)	10,000,000	10,994,397
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (f)	$ 1,540,000	$ 1,688,225
5.5% 10/1/11 (FGIC Insured) (f)	2,730,000	2,980,068
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity Obligated Group Proj.) Series A, 5.25% 8/15/08 (MBIA Insured)	3,720,000	3,929,138
Jacksonville Sales Tax Rev.:
5.25% 10/1/19 (MBIA Insured)	1,500,000	1,668,660
5.5% 10/1/18 (FGIC Insured)	1,000,000	1,181,030
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	1,040,000	1,162,179
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,117,480
5.375% 10/1/18 (AMBAC Insured)	1,160,000	1,300,244
Kissimmee Util. Auth. Elec. Sys. Rev. 5.25% 10/1/16 (FSA Insured)	2,230,000	2,494,322
Lake County School Board Ctfs. of Prtn. 5.375% 7/1/18 (AMBAC Insured)	1,000,000	1,113,310
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000,000	1,119,820
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/07 (MBIA Insured)	2,310,000	2,435,618
Lee County Indl. Dev. Auth. Util. Sys. Rev. (Bonita Springs Utils., Inc. Proj.) 5% 11/1/18 (MBIA Insured) (f)	1,015,000	1,090,963
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (f)	1,035,000	1,135,695
5.25% 10/1/16 (MBIA Insured) (f)	1,090,000	1,198,248
5.25% 10/1/17 (MBIA Insured) (f)	1,145,000	1,256,397
5.25% 10/1/18 (MBIA Insured) (f)	1,205,000	1,323,054
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265,000	1,413,005
Melbourne Arpt. Rev.:
6.5% 10/1/05 (MBIA Insured) (f)	310,000	313,602
6.75% 10/1/07 (MBIA Insured) (f)	350,000	378,046
6.75% 10/1/08 (MBIA Insured) (f)	375,000	415,560
6.75% 10/1/09 (MBIA Insured) (f)	400,000	453,824
6.75% 10/1/10 (MBIA Insured) (f)	425,000	490,688
Melbourne Wtr. & Swr. Rev. Series B, 0% 10/1/24 (FGIC Insured)	2,750,000	1,150,435
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010,000	1,058,672
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	1,000,000	1,083,630
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,563,844
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	$ 6,000,000	$ 6,559,680
Miami Gen. Oblig.:
(Homeland Defense/Neighborhood Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	5,000,000	5,564,250
5.5% 1/1/19 (MBIA Insured)	2,370,000	2,618,447
Miami-Dade County Aviation Rev. Series C:
5.25% 10/1/10 (MBIA Insured) (f)	3,435,000	3,659,409
5.25% 10/1/12 (MBIA Insured) (f)	5,185,000	5,513,625
Miami-Dade County Edl. Facilities Auth. Rev.:
Series A, 5.75% 4/1/13 (AMBAC Insured)	2,500,000	2,803,225
5.75% 4/1/29 (AMBAC Insured)	6,520,000	7,261,194
Miami-Dade County Expressway Auth. 6% 7/1/13 (FGIC Insured)	1,200,000	1,366,500
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Childrens Hosp. Proj.) Series A, 5.5% 8/15/11 (AMBAC Insured)	3,000,000	3,354,690
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 1, 3.5%, tender 12/1/07 (d)(f)	2,000,000	1,985,380
Miami-Dade County School Board Ctfs. of Prtn.:
Series B, 5.5%, tender 5/1/11 (MBIA Insured) (d)	5,300,000	5,846,536
5%, tender 5/1/11 (MBIA Insured) (d)	8,000,000	8,613,360
5.25% 10/1/16 (FGIC Insured)	5,925,000	6,633,630
5.25% 10/1/17 (FGIC Insured)	1,000,000	1,117,930
Ocala Util. Sys. Rev. Series A, 5.25% 10/1/18 (FGIC Insured)	1,955,000	2,198,749
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (d)(f)	2,250,000	2,264,468
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
5.625% 11/15/32	4,000,000	4,308,160
6.375% 11/15/20	2,000,000	2,249,740
6.5% 11/15/30	2,500,000	2,781,875
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,662,420
Series A, 6.25% 10/1/18 (MBIA Insured)	4,500,000	5,543,100
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (f)	205,000	209,393
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	3,005,000	2,178,535
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Orange County School Board Ctfs. of Prtn. Series A: - continued
5% 8/1/16 (MBIA Insured)	$ 2,940,000	$ 3,242,761
5.25% 8/1/15 (AMBAC Insured)	8,000,000	8,877,600
5.5% 8/1/15 (MBIA Insured)	2,265,000	2,557,276
5.5% 8/1/16 (MBIA Insured)	2,175,000	2,457,141
Orlando Utils. Commission Wtr. & Elec. Rev. Sub Series D, 6.75% 10/1/17 (Escrowed to Maturity) (g)	7,560,000	9,314,298
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,114,060
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,190,000	1,330,503
Palm Beach County Gen. Oblig. (Land Acquisition Proj.) Series A, 5.5% 6/1/15	1,000,000	1,116,460
Palm Beach County School Board Ctfs. of Prtn.:
Series A:
5.375% 8/1/14 (FSA Insured)	2,060,000	2,306,850
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (g)	1,315,000	1,487,699
Series D:
5.25% 8/1/17 (FSA Insured)	2,025,000	2,230,133
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (g)	1,500,000	1,674,990
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (f)	2,400,000	2,571,432
6% 4/1/10 (AMBAC Insured) (f)	5,770,000	6,402,623
6% 4/1/11 (AMBAC Insured) (f)	5,000,000	5,619,900
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (f)	1,500,000	1,636,905
Pinellas County Health Facilities Auth. Rev. (Baycare Health Sys. Proj.) 5.5% 11/15/33	3,670,000	3,905,357
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200,000	2,557,742
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (d)	3,000,000	3,311,730
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,390,436
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,132,950
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/10 (MBIA Insured)	1,380,000	1,496,210
5% 7/1/14 (MBIA Insured)	1,675,000	1,862,031
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)	$ 1,920,000	$ 2,146,790
5.625% 5/1/32 (MBIA Insured)	2,600,000	2,895,906
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,286,331
Tampa Rev. (Catholic Health East Proj.) Series A1:
4.7% 11/15/10 (MBIA Insured)	1,500,000	1,594,215
5.5% 11/15/08 (MBIA Insured)	500,000	538,460
5.5% 11/15/12 (MBIA Insured)	1,000,000	1,118,320
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,752,419
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,950,987
Series A, 5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,387,726
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (d)	3,000,000	2,950,230
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690,000	3,006,801
5.25% 7/1/16 (AMBAC Insured)	2,830,000	3,140,791
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.):
Series 2005 A, 5% 8/1/10 (FSA Insured)	1,150,000	1,239,769
5% 8/1/11 (FSA Insured)	4,505,000	4,897,205
Walton County School Board Ctfs. of Prtn.:
5% 7/1/15 (FSA Insured)	1,625,000	1,782,674
5% 7/1/16 (FSA Insured)	1,705,000	1,872,346
5.25% 7/1/18 (FSA Insured)	1,865,000	2,102,582
5.25% 7/1/19 (FSA Insured)	1,965,000	2,222,847
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,104,830
		473,101,993
Puerto Rico - 2.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,400,000	2,763,672
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2000 C, 6% 7/1/29	3,000,000	3,404,160
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (g)	5,060,000	5,531,794
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	$ 900,000	$ 1,047,888
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,750,000	1,918,753
		14,666,267
TOTAL MUNICIPAL BONDS (Cost $463,308,342)		487,768,260
Money Market Funds - 5.9%
	Shares
Fidelity Municipal Cash Central Fund, 3.00% (a)(e) (Cost $30,147,400)	30,147,400	30,147,400
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $493,455,742)		517,915,660
NET OTHER ASSETS - (0.5)%		(2,535,647)
NET ASSETS - 100%		$ 515,380,013
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
20 U.S. Treasury Bond Contracts	Sept. 2005	$ 2,348,750	$ (27,580)

The face value of futures sold as a percentage of net assets - 0.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,099,440.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	28.0%
Health Care	16.1%
Transportation	12.1%
Special Tax	8.3%
Escrowed/Pre-Refunded	7.0%
Water & Sewer	5.7%
Others*	22.8%
100.0%
*Includes cash equivalents and net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $493,455,742) - See accompanying schedule		$ 517,915,660
Cash		512,703
Receivable for fund shares sold		173,178
Interest receivable		5,351,842
Prepaid expenses		1,212
Other receivables		10,520
Total assets		523,965,115

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 7,250,668
Payable for fund shares redeemed	456,031
Distributions payable	597,010
Accrued management fee	159,897
Payable for daily variation on futures contracts	21,875
Other affiliated payables	78,059
Other payables and accrued expenses	21,562
Total liabilities		8,585,102

Net Assets		$ 515,380,013
Net Assets consist of:
Paid in capital		$ 485,862,091
Undistributed net investment income		320,892
Accumulated undistributed net realized gain (loss) on investments		4,764,692
Net unrealized appreciation (depreciation) on investments		24,432,338
Net Assets, for 43,842,196 shares outstanding		$ 515,380,013
Net Asset Value, offering price and redemption price per share ($515,380,013 ÷ 43,842,196 shares)		$ 11.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Interest		$ 11,172,689

Expenses
Management fee	$ 966,228
Transfer agent fees	169,170
Accounting fees and expenses	63,745
Independent trustees' compensation	1,247
Custodian fees and expenses	4,090
Registration fees	18,170
Audit	25,607
Legal	2,035
Miscellaneous	4,032
Total expenses before reductions	1,254,324
Expense reductions	(130,114)	1,124,210
Net investment income		10,048,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,615,811
Futures contracts	(2,935)
Total net realized gain (loss)		4,612,876
Change in net unrealized appreciation (depreciation) on: Investment securities	1,178,058
Futures contracts	(27,580)
Total change in net unrealized appreciation (depreciation)		1,150,478
Net gain (loss)		5,763,354
Net increase (decrease) in net assets resulting from operations		$ 15,811,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,048,479	$ 20,590,813
Net realized gain (loss)	4,612,876	1,894,911
Change in net unrealized appreciation (depreciation)	1,150,478	(2,687,499)
Net increase (decrease) in net assets resulting from operations	15,811,833	19,798,225
Distributions to shareholders from net investment income	(10,032,012)	(20,814,218)
Distributions to shareholders from net realized gain	(1,482,849)	(8,261,770)
Total distributions	(11,514,861)	(29,075,988)
Share transactions Proceeds from sales of shares	52,177,512	105,574,499
Reinvestment of distributions	7,480,385	18,506,466
Cost of shares redeemed	(53,515,527)	(160,741,128)
Net increase (decrease) in net assets resulting from share transactions	6,142,370	(36,660,163)
Redemption fees	2,464	11,803
Total increase (decrease) in net assets	10,441,806	(45,926,123)

Net Assets
Beginning of period	504,938,207	550,864,330
End of period (including undistributed net investment income of $320,892 and undistributed net investment income of $304,425, respectively)	$ 515,380,013	$ 504,938,207
Other Information Shares
Sold	4,451,322	9,010,161
Issued in reinvestment of distributions	638,728	1,584,499
Redeemed	(4,579,594)	(13,802,534)
Net increase (decrease)	510,456	(3,207,874)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.84	$ 11.67	$ 11.51	$ 11.10	$ 10.88
Income from Investment Operations
Net investment income D	.228	.464	.479	.506 F	.547	.535
Net realized and unrealized gain (loss)	.143	(.010)	.253	.163 F	.393	.246
Total from investment operations	.371	.454	.732	.669	.940	.781
Distributions from net investment income	(.227)	(.469)	(.484)	(.510)	(.528)	(.535)
Distributions from net realized gain	(.034)	(.175)	(.078)	-	(.002)	(.025)
Distributions in excess of net realized gain	-	-	-	-	-	(.003)
Total distributions	(.261)	(.644)	(.562)	(.510)	(.530)	(.563)
Redemption fees added to paid in capital D	- G	- G	- G	.001	- G	.002
Net asset value, end of period	$ 11.76	$ 11.65	$ 11.84	$ 11.67	$ 11.51	$ 11.10
Total Return B, C	3.22%	3.95%	6.40%	5.93%	8.60%	7.44%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.49%	.49%	.49%	.51%
Expenses net of voluntary waivers, if any	.49% A	.49%	.49%	.49%	.49%	.51%
Expenses net of all reductions	.44% A	.48%	.48%	.47%	.40%	.49%
Net investment income	3.90% A	3.96%	4.05%	4.35% F	4.78%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 515,380	$ 504,938	$ 550,864	$ 552,720	$ 510,762	$ 414,076
Portfolio turnover rate	28% A	24%	33%	26%	12%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/05	% of fund's investments 11/30/04	% of fund's investments 5/31/04
0 - 30	76.4	85.7	81.0
31 - 90	17.7	2.3	13.4
91 - 180	4.2	8.4	4.7
181 - 397	1.7	3.6	0.9
Weighted Average Maturity
	5/31/05	11/30/04	5/31/04
Fidelity Florida Municipal Money Market Fund	24 Days	24 Days	22 Days
Florida Tax-Free Money Market Funds Average *	22 Days	34 Days	33 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
Variable Rate Demand Notes (VRDNs) 73.6%	Variable Rate Demand Notes (VRDNs) 80.0%
Commercial Paper (including CP Mode) 19.4%	Commercial Paper (including CP Mode) 12.3%
Tender Bonds 2.0%	Tender Bonds 1.7%
Municipal Notes 3.4%	Municipal Notes 2.8%
Other Investments 0.2%	Other Investments 0.3%
Net Other Assets 1.4%	Net Other Assets 2.9%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.6%
	Principal Amount	Value (Note 1)
Alaska - 0.5%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 2061, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 3,205,000	$ 3,205,000
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/06 (b)	4,100,000	4,100,000
		7,305,000
Arizona - 0.1%
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 3.11%, LOC JPMorgan Chase Bank, VRDN (b)	1,500,000	1,500,000
Arkansas - 0.5%
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(c)	4,000,000	4,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1139, 3.04% (Liquidity Facility Morgan Stanley) (b)(c)(d)	3,400,000	3,400,000
		7,400,000
California - 0.5%
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 22, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,960,000	2,960,000
Series MT 7, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,395,000	3,395,000
Series PT 998, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,500,000	1,500,000
		7,855,000
Colorado - 1.5%
Colorado Hsg. & Fin. Auth.:
Participating VRDN:
Series LB 05 F1, 3.17% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	9,475,000	9,475,000
Series Merlots 01 A20, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,575,000	2,575,000
Series A2 Class 1, 3.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Denver City & County Arpt. Rev. Participating VRDN Series PT 2496, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 4,160,000	$ 4,160,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 3.15% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,100,000	4,100,000
		22,310,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.11%, VRDN (b)(c)	1,500,000	1,500,000
Series 1999 B, 3.2%, VRDN (b)(c)	900,000	900,000
		2,400,000
District Of Columbia - 0.4%
Metropolitan Washington Arpts. Auth. Sys. Rev. Participating VRDN Series PT 689, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,870,000	5,870,000
Florida - 73.8%
Boynton Beach Cmnty. Redev. Agcy. Tax Increment Rev. Participating VRDN Series Putters 657, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	1,600,000	1,600,000
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 3.02%, LOC Citibank NA, VRDN (b)(c)	5,700,000	5,700,000
(Wickham Club Apts. Proj.) Series A, 3.05%, LOC Southtrust Bank NA, VRDN (b)(c)	7,600,000	7,600,000
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,685,000	4,685,000
Brevard County School Board RAN 3.75% 4/28/06	15,165,000	15,290,721
Brevard County School Board Ctfs. of Prtn. Participating VRDN Series Putters 638, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,500,000	2,500,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series PT 2415, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,285,000	5,285,000
Series Stars 93, 3.05% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	3,415,000	3,415,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) 3.03%, LOC Citibank NA, VRDN (b)(c)	9,200,000	9,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Broward County Gen. Oblig. Participating VRDN Series Merlots 04 B9, 3% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 5,625,000	$ 5,625,000
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A27, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,515,000	1,515,000
Series PT 589, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,840,000	1,840,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(c)	1,400,000	1,400,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 3.05% (AMBAC Insured), VRDN (b)(c)	4,400,000	4,400,000
Cape Coral Gen. Oblig. 3% 2/17/06, LOC Bank of America NA, CP	3,000,000	3,000,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 3.05%, LOC Key Bank NA, VRDN (b)(c)	5,000,000	5,000,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series BA 00 O, 3.11% (Liquidity Facility Bank of America NA) (b)(c)(d)	4,530,000	4,530,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 1, 3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	13,683,000	13,683,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) 3%, LOC Bank of America NA, VRDN (b)(c)	2,875,000	2,875,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 3%, LOC Fannie Mae, VRDN (b)(c)	6,800,000	6,800,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 3.1% (Monumental Life Ins. Co. Guaranteed), VRDN (b)(c)	28,475,000	28,475,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 C, 3.08% (Liquidity Facility Bank of America NA) (b)(c)(d)	1,695,000	1,695,000
Series PT 519, 3.04% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	1,920,000	1,920,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.11% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	4,300,000	4,300,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 901, 3% (Liquidity Facility Citibank NA, New York) (b)(d)	6,100,000	6,100,000
Series EGL 00 902, 3% (Liquidity Facility Citibank NA, New York) (b)(d)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN: - continued
Series EGL 03 25, 3% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 4,900,000	$ 4,900,000
Series EGL 04 1007 Class A, 3% (Liquidity Facility Citibank NA) (b)(d)	3,875,000	3,875,000
Series MSDW 00 374, 3% (Liquidity Facility Morgan Stanley) (b)(d)	13,665,000	13,665,000
Series Putters 137, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,075,000	16,075,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 01 906, 3% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000,000	3,000,000
Series MS 1016, 3% (Liquidity Facility Morgan Stanley) (a)(b)(d)	6,760,000	6,760,000
Series ROC II R4521, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,480,000	2,480,000
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series ROC II R6037, 3% (Liquidity Facility Citibank NA) (b)(d)	3,330,000	3,330,000
Series SGA 00 102, 3% (Liquidity Facility Societe Generale) (b)(d)	7,000,000	7,000,000
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series ROC II R314, 3% (Liquidity Facility Citibank NA) (b)(d)	7,160,000	7,160,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 3.12%, LOC Suntrust Bank, VRDN (b)(c)	1,240,000	1,240,000
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 3.12%, LOC Wachovia Bank NA, VRDN (b)(c)	2,000,000	2,000,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 3.27%, LOC Wachovia Bank NA, VRDN (b)(c)	800,000	800,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 3% (Liquidity Facility Morgan Stanley) (b)(d)	1,100,000	1,100,000
Florida Gen. Oblig. Participating VRDN:
Series MS 98 117, 3% (Liquidity Facility Morgan Stanley) (b)(d)	2,245,000	2,245,000
Series ROC II R7507, 3% (Liquidity Facility Citibank NA) (b)(d)	2,645,000	2,645,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3%, LOC Fannie Mae, VRDN (b)(c)	7,500,000	7,500,000
(Grande Court at North Port Apts. Proj.) Series 2004 E, 3.01%, LOC Fannie Mae, VRDN (b)(c)	6,100,000	6,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Pinnacle Grove Apts. Proj.) Series 2003 A, 3%, LOC Fannie Mae, VRDN (b)(c)	$ 8,000,000	$ 8,000,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 00 J, 3.08% (Liquidity Facility Bank of America NA) (b)(c)(d)	3,400,000	3,400,000
Series FRRI 12, 3.12% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	8,015,000	8,015,000
Series LB 04 L74J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	8,185,000	8,185,000
Series LB 04 L9, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	8,375,000	8,375,000
Series PT 451, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,405,000	1,405,000
(Riverside Apts. Proj.) Series 2000 1, 3.02%, LOC Bank of America NA, VRDN (b)(c)	5,900,000	5,900,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 3.04%, LOC Fannie Mae, VRDN (b)(c)	4,000,000	4,000,000
(Valencia Village Apts. Proj.) Series G, 3.01%, LOC Fannie Mae, VRDN (b)(c)	11,755,000	11,755,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 3%, LOC Fannie Mae, VRDN (b)(c)	8,155,000	8,155,000
Florida Local Govt. Fin. Auth. Rev.:
Series A:
2.25% 8/1/05, LOC Wachovia Bank NA, CP	17,321,000	17,321,000
2.45% 7/14/05, LOC Wachovia Bank NA, CP	10,000,000	10,000,000
2.68% 7/28/05, LOC Wachovia Bank NA, CP	3,300,000	3,300,000
2.7% 7/28/05, LOC Wachovia Bank NA, CP	515,000	515,000
Series B, 2.3% 8/1/05, LOC Wachovia Bank NA, CP (c)	1,399,000	1,399,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series PA 535, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,595,000	9,595,000
Series PT 1981, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995,000	4,995,000
Series PT 2319, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,185,000	5,185,000
Series 2003 B, 2.45% 7/14/05, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (c)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.04%, VRDN (b)	$ 19,300,000	$ 19,300,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(c)	8,000,000	8,000,000
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series Merlots 03 A18, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	3,560,000	3,560,000
Series MS 1060, 3.03% (Liquidity Facility Morgan Stanley) (b)(c)(d)	4,585,000	4,585,000
Series PT 2723, 3.05% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	3,515,000	3,515,000
Series PT 2725, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,310,000	5,310,000
Series B, 2.45% 7/14/05, LOC Landesbank Baden-Wuerttemberg, CP (c)	6,576,000	6,576,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 3%, LOC Suntrust Bank, VRDN (b)(c)	7,300,000	7,300,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 3.02%, LOC Bank of America NA, VRDN (b)(c)	5,600,000	5,600,000
(Meridian Pointe Apts. proj.) 3.02%, LOC Citibank NA, VRDN (b)(c)	6,600,000	6,600,000
(Mobley Park Apts. Proj.) Series A, 3.02%, LOC Freddie Mac, VRDN (b)(c)	8,000,000	8,000,000
(Morgan Creek Apts. Proj.) 3%, LOC Fannie Mae, VRDN (b)(c)	12,700,000	12,700,000
(Royal Palm Key Apts. Proj.) 3.01%, LOC Fannie Mae, VRDN (b)(c)	4,530,000	4,530,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.):
3.05%, LOC Bank of America NA, VRDN (b)(c)	185,000	185,000
3.19%, LOC Bank of America NA, VRDN (b)(c)	700,000	700,000
Hillsborough County Port District Participating VRDN:
Series MS 1019, 3.04% (Liquidity Facility Morgan Stanley) (b)(c)(d)	2,875,000	2,875,000
Series PT 2571, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,380,000	4,380,000
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,755,000	2,755,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Indian River County Hosp. District Hosp. Rev.:
Bonds (Indian River Memorial Hosp. Proj.):
Series 1988, 2.85% tender 9/9/05, LOC Wachovia Bank NA, CP mode	$ 12,400,000	$ 12,400,000
Series 1989, 2.85% tender 9/9/05, LOC Wachovia Bank NA, CP mode	5,500,000	5,500,000
Series 1990, 2.85% tender 9/9/05, LOC Wachovia Bank NA, CP mode	5,200,000	5,200,000
Series 1985, 3.11%, LOC Wachovia Bank NA, VRDN (b)	12,700,000	12,700,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 3%, LOC Bank of America NA, VRDN (b)(c)	3,675,000	3,675,000
Jacksonville Elec. Auth. Rev. Participating VRDN Series MS 98 127, 3.01% (Liquidity Facility Morgan Stanley) (b)(d)	1,995,000	1,995,000
Jacksonville Fla Econ. Dev. (Holland Sheltair Aviation Group Proj.) 3.05%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(c)	2,100,000	2,100,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3% (Liquidity Facility Citibank NA) (b)(d)	11,800,000	11,800,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992:
2.75% tender 7/12/05, CP mode	13,050,000	13,050,000
2.8% tender 7/8/05, CP mode	3,800,000	3,800,000
Series 1994:
2.75% tender 7/12/05, CP mode	3,400,000	3,400,000
2.8% tender 7/8/05, CP mode	15,800,000	15,800,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 901, 3.13% (Liquidity Facility Citibank NA, New York) (b)(d)	5,600,000	5,600,000
Lakeland Wtr. & Wastewtr. Rev. Participating VRDN Series Putters 481, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,995,000	4,995,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 3.09% (Liquidity Facility Morgan Stanley) (b)(c)(d)	6,995,000	6,995,000
Series MS 01 811, 3.05% (Liquidity Facility Morgan Stanley) (b)(c)(d)	3,000,000	3,000,000
Series ROC II R14, 3.03% (Liquidity Facility Citibank NA) (b)(c)(d)	6,870,000	6,870,000
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee Memorial Health Sys. Proj.) 6% 4/1/06 (MBIA Insured)	2,640,000	2,709,417
Lee County Trans. Facilities Participating VRDN Series ROC II R342, 3% (Liquidity Facility Citibank NA) (b)(d)	8,265,000	8,265,000
Liberty County Indl. Dev. Rev. (Georgia-Pacific Corp. Proj.) 3%, LOC Bank of America NA, VRDN (b)(c)	12,700,000	12,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Manatee County Hsg. Fin. Auth. Mtg. Rev. Participating VRDN Series PT 2072, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 4,030,000	$ 4,030,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Centre Court Apts. Proj.) Series 2000 A, 3.02%, LOC Suntrust Bank, VRDN (b)(c)	3,655,000	3,655,000
Miami-Dade County Aviation Rev. Participating VRDN Series 2003 L22J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,500,000	4,500,000
Miami-Dade County Expressway Auth. Participating VRDN Series Putters 01 160, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,995,000	7,995,000
Miami-Dade County Gen. Oblig. Series A:
2.45% 7/12/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (c)	4,570,000	4,570,000
2.47% 7/5/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (c)	19,606,000	19,606,000
2.47% 7/12/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (c)	15,800,000	15,800,000
2.75% 7/8/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (c)	25,967,000	25,967,000
2.8% 7/12/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (c)	9,052,000	9,052,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,775,000	6,775,000
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA) (b)(c)(d)(e)	6,480,000	6,480,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apartments, 183rd Street Apartments & 187th Street Apartments Proj.) Series 2003 3, 3.02%, LOC Citibank NA, VRDN (b)(c)	8,900,000	8,900,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Airis Miami LLC Proj.) Series 1999 A, 3% (AMBAC Insured), VRDN (b)(c)	12,300,000	12,300,000
(Badia Spices, Inc. Proj.) 3%, LOC Bank of America NA, VRDN (b)(c)	5,700,000	5,700,000
(Cigarette Boats Racing Team Proj.) 3%, LOC Bank of America NA, VRDN (b)(c)	2,620,000	2,620,000
(Tarmac America Proj.) 3%, LOC Bank of America NA, VRDN (b)(c)	3,200,000	3,200,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series Putters 534, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 3,195,000	$ 3,195,000
Series ROC II R4022, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	4,195,000	4,195,000
Miami-Dade County School District TAN 2.75% 6/28/05	23,500,000	23,517,911
Ocean Hwy. & Port Auth. Rev. Series 1990, 3.03%, LOC Wachovia Bank NA, VRDN (b)(c)	3,400,000	3,400,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series 1992, 3.05%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,100,000	1,100,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series MT 118, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,000,000	2,000,000
Series PT 2411, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	15,200,000	15,200,000
Series PT 2787, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,360,000	1,360,000
Series PT 919, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,485,000	5,485,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Osprey Ridge Apts. Proj.) Series 2000 H, 3%, LOC Fannie Mae, VRDN (b)(c)	4,660,000	4,660,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.1%, LOC Nat'l. City Bank, VRDN (b)(c)	2,930,000	2,930,000
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 738, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	1,750,000	1,750,000
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series EGL 04 1015 Class A, 3% (Liquidity Facility Citibank NA) (b)(d)	4,260,000	4,260,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.02%, LOC Fannie Mae, VRDN (b)(c)	4,000,000	4,000,000
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.01%, LOC Bank of America NA, VRDN (b)	5,800,000	5,800,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 3.01%, LOC Fannie Mae, VRDN (b)(c)	16,800,000	16,800,000
Palm Beach County Rev. (Zoological Society of Palm Beach Proj.) 3.01%, LOC Northern Trust Co., Chicago, VRDN (b)	3,900,000	3,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R297, 3% (Liquidity Facility Citibank NA) (b)(d)	$ 6,300,000	$ 6,300,000
Series ROC II R5035, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,600,000	5,600,000
Palm Beach County School District 2.7% 8/4/05, LOC Bank of America NA, CP	5,500,000	5,500,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 3.05%, LOC Bank of America NA, VRDN (b)(c)	2,695,000	2,695,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN:
Series FRRI 03 L10J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,440,000	4,440,000
Series PT 352, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	1,700,000	1,700,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series CDC 04 4 Class A, 3.05% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(c)(d)	6,065,000	6,065,000
Series MT 66, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	13,040,000	13,040,000
Series MT 9, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,695,000	5,695,000
Series PT 2239, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	10,340,000	10,340,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 3.02%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	2,100,000	2,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.02%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(c)	4,000,000	4,000,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	13,565,000	13,565,000
Series 1984 H2, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	9,915,000	9,915,000
Series 1984 S, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	4,240,000	4,240,000
Reedy Creek Impt. District Utils. Rev. Participating VRDN:
Series MS 986, 3% (Liquidity Facility Morgan Stanley) (b)(d)	5,640,000	5,640,000
Series ROC II R4027, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	6,885,000	6,885,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) 3.01%, LOC Fannie Mae, VRDN (b)(c)	$ 1,000,000	$ 1,000,000
(Summerset Village Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(c)	10,740,000	10,740,000
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,375,000	5,375,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 3.02%, LOC Suntrust Bank, VRDN (b)(c)	500,000	500,000
Sarasota County Util. Sys. Rev. Participating VRDN Series Putters 852, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,525,000	4,525,000
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,715,000	5,715,000
Sumter County Indl. Auth. Rev. (Villages Tri-County Med. Ctr. Proj.) Series 2001, 3.07%, LOC Suntrust Bank, VRDN (b)	3,435,000	3,435,000
Sunshine State Govt. Fing. Commission Rev.:
Series 2001 G:
2.45% 7/14/05 (FGIC Insured), CP (c)	2,995,000	2,995,000
2.78% 7/21/05 (FGIC Insured), CP (c)	16,700,000	16,700,000
Series A, 2.85% 8/1/05 (AMBAC Insured) (FGIC Insured), CP	9,000,000	9,000,000
Series G:
2.45% 7/12/05 (FGIC Insured), CP (c)	34,235,000	34,235,000
2.93% 10/11/05 (FGIC Insured), CP (c)	13,686,000	13,686,000
Tallahassee Cap. Rev. Participating VRDN:
Series Putters 606, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,595,000	2,595,000
Series Putters 607, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,300,000	2,300,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 3.07%, LOC Wachovia Bank NA, VRDN (b)(c)	4,480,000	4,480,000
Tampa Bay Wtr. Util. Sys. Rev.:
Participating VRDN Series Merlots 01 A130, 3% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,925,000	9,925,000
3%, LOC Bank of America NA, VRDN (b)(c)	10,600,000	10,600,000
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series Putters 886, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,335,000	3,335,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 3.01%, LOC Fannie Mae, VRDN (b)(c)	$ 9,500,000	$ 9,500,000
Volusia County Tourist Dev. Tax Rev. Participating VRDN Series MS 979, 3% (Liquidity Facility Morgan Stanley) (b)(d)	7,062,500	7,062,500
		1,133,260,549
Georgia - 0.7%
Atlanta Arpt. Rev. Participating VRDN:
Series MT 11, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,490,000	1,490,000
Series MT 43, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,150,000	2,150,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.03%, LOC Gen. Elec. Cap. Corp., VRDN (b)(c)	3,290,000	3,290,000
Series 2000 C, 3.03%, LOC Gen. Elec. Cap. Corp., VRDN (b)(c)	2,800,000	2,800,000
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,075,000	1,075,000
		10,805,000
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PA 1238, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,695,000	1,695,000
Illinois - 1.0%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 3.07%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,500,000	1,500,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MT 49, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,000,000	2,000,000
Series PT 1993, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,080,000	1,080,000
Series PT 980, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,335,000	1,335,000
Series ROC II R70, 3.04% (Liquidity Facility Citibank NA) (b)(c)(d)	2,100,000	2,100,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Camcraft Proj.) Series 1993, 3.2%, LOC JPMorgan Chase Bank, VRDN (b)(c)	100,000	100,000
Illinois Health Facilities Auth. Rev. Bonds (Evanston Northwestern Health Care Corp. Proj.) 2.7% tender 8/4/05, CP mode	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 04 49 Class A, 3% (Liquidity Facility Citibank NA) (b)(d)	$ 2,400,000	$ 2,400,000
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,595,000	2,595,000
		15,810,000
Indiana - 0.7%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Pure Air on the Lake Proj.) Series A, 2.8% tender 7/8/05, LOC Landesbank Hessen-Thuringen, CP mode (c)	6,000,000	6,000,000
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(c)	100,000	100,000
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 3.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	490,000	490,000
Whiting Envir. Facilities Rev. (BP Products Proj.) Series 2002 C, 3.04% (BP PLC Guaranteed), VRDN (b)(c)	3,960,000	3,960,000
		10,550,000
Kentucky - 0.6%
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	5,000,000	5,000,000
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series MS 1014, 3% (Liquidity Facility Morgan Stanley) (b)(d)	4,500,000	4,500,000
		9,500,000
Louisiana - 1.0%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 3.04% (Liquidity Facility Morgan Stanley) (b)(c)(d)	3,800,000	3,800,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series MS 1066, 3.04% (Liquidity Facility Morgan Stanley) (b)(c)(d)	1,327,000	1,327,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3% tender 8/16/05, CP mode	1,300,000	1,300,000
(Dow Chemical Co. Proj.):
Series 1993, 3.14%, VRDN (b)(c)	3,800,000	3,800,000
Series 1994 B, 3.08%, VRDN (b)	2,000,000	2,000,000
Series 1995, 3.14%, VRDN (b)(c)	3,250,000	3,250,000
		15,477,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Maine - 0.1%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series MT 3, 3.05% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	$ 1,315,000	$ 1,315,000
Maryland - 0.2%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series MT 89, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,435,000	3,435,000
Michigan - 1.1%
Michigan Bldg. Auth. Rev. Participating VRDN Series MS 886, 3% (Liquidity Facility Morgan Stanley) (b)(d)	1,700,000	1,700,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2000 A, 3.02% (MBIA Insured), VRDN (b)(c)	10,000,000	10,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. Participating VRDN Series Putters 858Z, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,070,000	3,070,000
Wayne County Arpt. Auth. Rev. Participating VRDN Series MT 115, 3.05% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	2,735,000	2,735,000
		17,505,000
Minnesota - 0.5%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN:
Series MT 118, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,200,000	2,200,000
Series MT 120, 3% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	2,600,000	2,600,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 3.05% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	1,700,000	1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series PA 1256, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,420,000	1,420,000
		7,920,000
Mississippi - 0.8%
Mississippi Gen. Oblig. BAN Series A, 2.75% 10/1/05	10,000,000	10,003,735
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,080,000	2,080,000
		12,083,735
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Missouri - 0.7%
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN Series PT 2530, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 6,365,000	$ 6,365,000
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 C, 3.06%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	4,050,000	4,050,000
		10,415,000
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,140,000	1,140,000
Nevada - 0.6%
Clark County Arpt. Rev. Participating VRDN Series Putters 910, 3.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	5,390,000	5,390,000
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(c)	655,000	655,000
Nevada Gen. Oblig. Participating VRDN Series Putters 840, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,605,000	2,605,000
		8,650,000
New Hampshire - 0.3%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 03 4, 3.07% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	2,871,868	2,871,868
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 01 A82, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,255,000	2,255,000
		5,126,868
Non State Specific - 1.0%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN:
Series Clipper 04 11, 3.11% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	3,700,000	3,700,000
Series Clipper 05 7, 3.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	1,700,000	1,700,000
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 03 1, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,302,582	1,302,582
Series Clipper 03 13, 2.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	4,700,000	4,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Non State Specific - continued
Clipper Tax-Exempt Trust Participating VRDN: - continued
Series Clipper 03 3, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 671,000	$ 671,000
Series CTEC 03 10, 3.16% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	3,205,672	3,205,672
		15,279,254
North Carolina - 0.4%
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 03 L17, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,100,000	2,100,000
Series LB 03 L44J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	1,800,000	1,800,000
Raleigh Durham Arpt. Auth. Rev. Participating VRDN Series PT 2569, 3.05% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	2,995,000	2,995,000
		6,895,000
North Dakota - 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 3.07%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,200,000	1,200,000
Ohio - 0.0%
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(c)	660,000	660,000
Oklahoma - 0.3%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series LB 03 L29J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,690,000	3,690,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 3.06% (Liquidity Facility Morgan Stanley) (b)(c)(d)	1,057,000	1,057,000
		4,747,000
Oregon - 0.4%
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 3.08%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	2,400,000	2,400,000
Tri-City Metropolitan Trans. District Rev. Participating VRDN Series Putters 787, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,250,000	4,250,000
		6,650,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - 0.8%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.06%, VRDN (b)	$ 3,600,000	$ 3,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.09%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	7,300,000	7,300,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,505,000	1,505,000
		12,405,000
South Carolina - 0.7%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.11%, VRDN (b)	1,100,000	1,100,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN Series BA 01 L, 3.11% (Liquidity Facility Bank of America NA) (b)(c)(d)	2,880,000	2,880,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 B, 3.05%, LOC Wachovia Bank NA, VRDN (b)(c)	1,200,000	1,200,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.65% tender 7/6/05, CP mode	5,100,000	5,100,000
		10,280,000
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series LB 04 L34J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,220,000	2,220,000
Series LB 04 L67 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,695,000	3,695,000
		5,915,000
Tennessee - 0.6%
Memphis Gen. Oblig. Participating VRDN Series Putters 757, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,800,000	1,800,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,530,000	2,530,000
Series LB L32J, 3.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,500,000	4,500,000
		8,830,000
Texas - 4.0%
Aldine Independent School District Participating VRDN Series Putters 827, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,945,000	2,945,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Bell County Indl. Dev. Corp. Indl. Dev. Rev. (Metal Sales Manufacturing Corp. Proj.) 3.09%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	$ 280,000	$ 280,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) 3.01%, LOC Wachovia Bank NA, VRDN (b)(c)	2,500,000	2,500,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 00 II, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	3,200,000	3,200,000
Series Merlots 03 A34, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,600,000	1,600,000
Series PT 2156, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,620,000	2,620,000
Series Putters 353, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,650,000	1,650,000
Series Putters 604, 3.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,165,000	2,165,000
Series ROC II 251, 3.04% (Liquidity Facility Citibank NA) (b)(c)(d)	2,525,000	2,525,000
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Cherrycrest Villas Apts. Proj.) 3.06%, LOC Wachovia Bank NA, VRDN (b)(c)	4,800,000	4,800,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (BP Amoco Chemical Co. Proj.) Series B, 3.04%, VRDN (b)(c)	7,800,000	7,800,000
Harris County Flood District Cont. Ctfs. of Prtn. Series F, 2.85% 8/19/05, LOC Landesbank Hessen-Thuringen, CP	4,800,000	4,800,000
Houston Arpt. Sys. Rev. Series 2002 A, 2.73% 8/10/05, LOC Dexia Cr. Local de France, CP (c)	8,000,000	8,000,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 3%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	3,500,000	3,500,000
San Antonio Arpt. Sys. Rev. Participating VRDN Series Stars 107, 3.05% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	4,345,000	4,345,000
San Antonio Elec. & Gas Systems Rev. Participating VRDN Series Putters 769, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,385,000	5,385,000
Texas Gen. Oblig. TRAN 3% 8/31/05	2,800,000	2,801,684
		60,916,684
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series BA 02 I, 3.09% (Liquidity Facility Bank of America NA) (b)(c)(d)	2,420,000	2,420,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Virginia - 2.2%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.05% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	$ 1,300,000	$ 1,300,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 2.85% tender 7/21/05, CP mode (c)	1,200,000	1,200,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
2.8% tender 6/21/05, CP mode	4,000,000	4,000,000
2.95% tender 7/21/05, CP mode	4,000,000	4,000,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds Series A:
2.58%, tender 8/10/05 (b)(c)	13,900,000	13,900,000
2.63%, tender 9/14/05 (b)(c)	6,900,000	6,900,000
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN Series PT 2671, 3.03% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	2,645,000	2,645,000
		33,945,000
Washington - 1.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 755, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,240,000	2,240,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. (BP West Coast Products LLC Proj.) 3.04%, VRDN (b)(c)	6,100,000	6,100,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 3%, LOC JPMorgan Chase Bank, VRDN (b)(c)	5,000,000	5,000,000
Washington Gen. Oblig. Participating VRDN:
Series Putters 746, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,000,000	3,000,000
Series Putters 875, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	1,000,000	1,000,000
Washington Hsg. Fin. Commission Participating VRDN Series MT 105, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,145,000	2,145,000
		19,485,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wisconsin - 0.2%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(c)	$ 1,170,000	$ 1,170,000
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev. Participating VRDN Series MT 106, 3.05% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	2,185,000	2,185,000
		3,355,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,512,311,090)		1,512,311,090
NET OTHER ASSETS - 1.4%		22,211,008
NET ASSETS - 100%		$ 1,534,522,098
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,480,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA)	7/17/00 - 11/12/03	$ 6,480,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,512,311,090) - See accompanying schedule		$ 1,512,311,090
Cash		10,226,168
Receivable for investments sold on a delayed delivery basis		24,416,902
Receivable for fund shares sold		12,780,452
Interest receivable		6,529,153
Other receivables		96,491
Total assets		1,566,360,256

Liabilities
Payable for investments purchased Regular delivery	$ 8,624,849
Delayed delivery	3,427,482
Payable for fund shares redeemed	19,096,017
Distributions payable	45,249
Accrued management fee	643,610
Other affiliated payables	951
Total liabilities		31,838,158

Net Assets		$ 1,534,522,098
Net Assets consist of:
Paid in capital		$ 1,534,419,546
Undistributed net investment income		84,981
Accumulated undistributed net realized gain (loss) on investments		17,571
Net Assets, for 1,534,369,266 shares outstanding		$ 1,534,522,098
Net Asset Value, offering price and redemption price per share ($1,534,522,098 ÷ 1,534,369,266 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Interest		$ 17,044,814

Expenses
Management fee	$ 4,154,046
Independent trustees' compensation	3,872
Total expenses before reductions	4,157,918
Expense reductions	(704,817)	3,453,101
Net investment income		13,591,713
Net realized gain (loss) on investment securities		32,354
Net increase in net assets resulting from operations		$ 13,624,067

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,591,713	$ 9,815,717
Net realized gain (loss)	32,354	12,418
Net increase in net assets resulting from operations	13,624,067	9,828,135
Distributions to shareholders from net investment income	(13,570,989)	(9,814,480)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,103,285,944	3,742,100,400
Reinvestment of distributions	13,305,039	9,653,318
Cost of shares redeemed	(2,975,946,918)	(3,320,390,700)
Net increase (decrease) in net assets and shares resulting from share transactions	140,644,065	431,363,018
Total increase (decrease) in net assets	140,697,143	431,376,673

Net Assets
Beginning of period	1,393,824,955	962,448,282
End of period (including undistributed net investment income of $84,981 and undistributed net investment income of $64,257, respectively)	$ 1,534,522,098	$ 1,393,824,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.007	.007	.011	.027	.037
Distributions from net investment income	(.008)	(.007)	(.007)	(.011)	(.027)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.83%	.75%	.66%	1.14%	2.69%	3.75%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.42% A	.49%	.49%	.46%	.45%	.48%
Net investment income	1.64% A	.75%	.67%	1.14%	2.77%	3.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,534,522	$ 1,393,825	$ 962,448	$ 787,714	$ 556,295	$ 498,864

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Spartan Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity Florida Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Florida. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. For the income fund, debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and wash sales.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Florida Municipal Income Fund	$ 493,229,904	$ 24,916,558	$ (230,802)	$ 24,685,756
Fidelity Florida Municipal Money Market Fund	1,512,325,876	-	(14,786)	(14,786)

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $69,257,512 and $83,628,769, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Florida Municipal Income Fund	.07%	|

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Florida Municipal Income Fund	$ 56,154
Fidelity Florida Municipal Money Market Fund	588,667

Semiannual Report

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Spartan Florida Municipal Income Fund	$ 4,084	$ 113,984	$ 12,046

In addition, through an arrangement with the money market fund's custodian and transfer agent, $704,817 of credits realized as a result of uninvested cash balances were used to reduce the fund's management fee.

7. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
 and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SFC-USAN-0705
1.786818.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

New Jersey Municipal
Funds

and

Fidelity®
New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan New Jersey Municipal Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan New Jersey Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New Jersey Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Spartan New Jersey Municipal Income Fund
Actual	$ 1,000.00	$ 1,037.90	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.49	$ 2.47
	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Spartan New Jersey Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,009.00	$ 1.75
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Fidelity New Jersey Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,008.00	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.34	$ 2.62

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period

Annualized Expense Ratio
Spartan New Jersey Municipal Income Fund	.49%
Spartan New Jersey Municipal Money Market Fund	.35%
Fidelity New Jersey Municipal Money Market Fund	.52%

Semiannual Report

Spartan New Jersey Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.2	36.7
Transportation	20.7	24.6
Escrowed/Pre-Refunded	17.5	10.9
Electric Utilities	5.4	5.1
Special Tax	5.1	6.1
Average Years to Maturity as of May 31, 2005
		6 months ago
Years	14.4	14.8
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of May 31, 2005
6 months ago
Years	7.1	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
AAA 83.4%	AAA 77.3%
AA,A 14.1%	AA,A 18.7%
BBB 1.6%	BBB 2.3%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 0.4%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 0.2%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.8%
	Principal Amount	Value (Note 1)
New Jersey - 80.1%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (d)	$ 750,000	$ 831,465
7.4% 7/1/16 (Escrowed to Maturity) (d)	3,510,000	4,466,721
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	3,018,428
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,637,983
Burlington County Bridge Commission Lease Rev. (Govt. Leasing Prog.):
5.25% 8/15/16	1,100,000	1,214,158
5.25% 8/15/17	1,000,000	1,097,130
5.25% 8/15/19	1,000,000	1,098,460
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,801,562
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,770,224
Egg Hbr. Township School District:
5.5% 7/15/17 (FSA Insured)	1,970,000	2,305,255
5.5% 7/15/18 (FSA Insured)	1,685,000	1,976,758
Essex County Gen. Oblig. Series A2, 6.25% 9/1/10 (AMBAC Insured)	4,180,000	4,297,165
Essex County Impt. Auth. (County Correctional Facility Proj.):
Series 2000, 5.75% 10/1/30 (Pre-Refunded to 10/1/10 @ 100) (d)	3,605,000	4,070,658
5.25% 10/1/18 (MBIA Insured)	1,000,000	1,110,840
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,812,891
Garden State Preservation Trust Open Space & Farmland Preservation:
Series A, 5.25% 11/1/19 (FSA Insured)	7,900,000	8,711,883
Series B:
6.375% 11/1/13 (MBIA Insured) (a)	4,000,000	4,722,320
6.375% 11/1/15 (MBIA Insured) (a)	1,630,000	1,966,546
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,685,000	3,059,155
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,809,789
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,893,642
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,828,307
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,939,261
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Jersey City Gen. Oblig. Series B, 5.25% 3/1/15 (AMBAC Insured)	$ 1,250,000	$ 1,421,488
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	867,206
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,305,080
Manalapan-Englishtown Reg'l. Board of Ed. 5.75% 12/1/22 (FGIC Insured)	1,340,000	1,644,515
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,107,590
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,524,587
5.25% 9/15/17	2,000,000	2,220,820
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,101,191
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,227,140
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (FGIC Insured)	1,130,000	1,242,277
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,413,718
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,270,379
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (d)	2,000,000	2,287,620
New Jersey Econ. Dev. Auth. Rev.:
(Trans. Proj.) Series B, 5.75% 5/1/10 (FSA Insured)	1,000,000	1,116,930
Series 2001 A:
5.125% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (d)	6,710,000	7,425,152
5.25% 6/15/15 (Pre-Refunded to 6/15/11 @ 100) (d)	10,020,000	11,156,268
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	5,443,900
Series 2004 G, 5% 9/1/16 (Pre-Refunded to 9/1/13 @ 100) (d)	2,550,000	2,837,181
Series 2005 K:
5.25% 12/15/15 (FGIC Insured)	6,000,000	6,805,080
5.5% 12/15/19 (AMBAC Insured)	19,000,000	22,324,806
Series F, 5.25% 6/15/19 (Pre-Refunded to 6/15/13 @ 100) (d)	1,500,000	1,691,385
Series I, 5.25% 9/1/28 (Pre-Refunded to 9/1/14 @ 100) (d)	2,000,000	2,272,600
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (c)	$ 7,700,000	$ 7,941,318
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (c)	3,750,000	3,934,800
Series A, 5.25% 7/1/38 (FGIC Insured) (c)	3,270,000	3,407,209
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (c)	1,000,000	1,043,000
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/09	4,855,000	5,215,775
5.25% 3/1/10	4,855,000	5,289,620
5.25% 3/1/11	4,605,000	5,066,099
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,221,320
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,595,000	1,831,586
(Montclair State Univ. Proj.) Series L, 5.125% 7/1/20 (MBIA Insured)	2,145,000	2,352,786
(Ramapo College Proj.) Series E, 5% 7/1/34 (FGIC Insured)	1,500,000	1,593,240
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,473,679
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10	1,675,000	1,841,311
5.5% 9/1/11	2,830,000	3,096,812
5.5% 9/1/12	2,980,000	3,256,008
New Jersey Gen. Oblig.:
Series 1996 E, 6% 7/15/09	1,500,000	1,667,460
Series 2005 N:
5.5% 7/15/16 (AMBAC Insured) (a)	1,900,000	2,170,123
5.5% 7/15/17 (FGIC Insured) (a)	1,000,000	1,145,680
Series H, 5.25% 7/1/11	3,345,000	3,701,477
4.5% 4/1/18 (AMBAC Insured)	1,500,000	1,587,285
4.5% 4/1/20 (AMBAC Insured)	1,500,000	1,571,175
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	3,500,000	4,004,035
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,217,530
(Burdette Tomlin Memorial Hosp. Proj.) Series D, 6.25% 7/1/06 (FGIC Insured)	1,710,000	1,715,301
(Cmnty. Med. Ctr./Kimball Med. Ctr. Proj.) 5.25% 7/1/11 (FSA Insured)	750,000	803,333
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Hackensack Univ. Med. Ctr. Proj.) Series A, 5.25% 1/1/12 (MBIA Insured)	$ 3,165,000	$ 3,356,641
(Kennedy Health Sys. Proj.) Series B:
5.75% 7/1/07 (MBIA Insured)	1,930,000	2,041,689
5.75% 7/1/08 (MBIA Insured)	1,135,000	1,226,424
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,047,310
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,500,000	1,671,555
5.375% 11/15/33	2,040,000	2,143,979
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.):
6% 1/1/19 (Escrowed to Maturity) (d)	5,385,000	6,532,328
6.2% 1/1/10 (Escrowed to Maturity) (d)	6,170,000	6,831,733
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (MBIA Insured)	1,360,000	1,504,418
6% 3/1/14 (MBIA Insured)	4,220,000	4,741,972
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A:
5.5% 1/1/25 (MBIA Insured)	10,370,000	11,304,026
5.5% 1/1/30 (MBIA Insured) (b)	20,100,000	21,892,719
Series A:
5.6% 1/1/22 (MBIA Insured)	7,925,000	8,689,842
5.625% 1/1/15 (MBIA Insured)	615,000	675,276
5.75% 1/1/10 (Escrowed to Maturity) (d)	735,000	818,503
6% 1/1/11 (Escrowed to Maturity) (d)	580,000	664,570
Series C:
6.5% 1/1/16	740,000	883,049
6.5% 1/1/16 (Escrowed to Maturity) (d)	2,715,000	3,275,566
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5.5% 6/15/12	7,510,000	8,404,366
5.5% 6/15/12 (Escrowed to Maturity) (d)	2,490,000	2,822,963
Series 2003 C:
5.5% 6/15/16 (Pre-Refunded to 6/15/13 @ 100) (d)	3,000,000	3,435,060
5.5% 6/15/24 (Pre-Refunded to 6/15/13 @ 100) (d)	3,000,000	3,435,060
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2004 A, 5.25% 6/15/19 (Pre-Refunded to 6/15/14 @ 100) (d)	$ 7,250,000	$ 8,219,253
Series 2005 C, 5.25% 6/15/20 (FGIC Insured)	10,000,000	11,015,900
Series A, 5.75% 6/15/15 (MBIA Insured)	3,000,000	3,511,530
Series B:
5.25% 12/15/22 (AMBAC Insured)	3,000,000	3,473,430
5.5% 12/15/20 (FGIC Insured)	15,190,000	17,923,289
Series C:
5.25% 6/15/18 (FGIC Insured)	10,000,000	11,129,500
5.5% 12/15/10 (FSA Insured)	3,000,000	3,345,720
5.75% 12/15/12 (FSA Insured)	5,000,000	5,742,850
New Jersey Transit Corp. Ctfs. of Prtn. Series A:
5.25% 9/15/15 (AMBAC Insured)	3,550,000	3,987,786
6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	3,000,000	3,338,640
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (c)	2,465,000	2,658,157
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,631,180
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,201,930
Newark Port Auth. Hsg. Auth. (City of Newark Redev. Proj.):
5% 1/1/34 (MBIA Insured)	5,000,000	5,256,000
5.5% 1/1/27 (MBIA Insured)	2,500,000	2,793,025
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,128,104
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,113,300
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	838,280
5.25% 8/1/17 (FGIC Insured)	3,000,000	3,311,880
Ocean County Utils. Auth. Wastewtr. Rev.:
Series 2001:
5.25% 1/1/15	4,540,000	5,025,553
5.25% 1/1/16	2,400,000	2,649,240
5.125% 1/1/10	2,180,000	2,291,725
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,566,255
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	2,000,000	2,307,500
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,230,715
Tobacco Settlement Fing. Corp. 6.375% 6/1/32	7,200,000	7,499,592
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	$ 1,800,000	$ 2,035,512
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,486,960
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. 5% 6/15/29 (MBIA Insured)	1,000,000	1,058,070
West Deptford Township Gen. Oblig.:
5.5% 9/1/23 (Pre-Refunded to 9/1/10 @ 100) (d)	2,525,000	2,809,643
5.5% 9/1/24 (Pre-Refunded to 9/1/10 @ 100) (d)	1,230,000	1,368,658
		446,643,702
New Jersey/Pennsylvania - 1.6%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/17	3,000,000	3,271,710
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,213,980
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,221,820
6% 1/1/18 (FSA Insured)	1,300,000	1,457,937
		9,165,447
New York & New Jersey - 10.6%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (c)	5,220,000	5,527,406
120th Series:
5.5% 10/15/35 (MBIA Insured) (c)	7,000,000	7,333,830
5.75% 10/15/13 (MBIA Insured) (c)	3,000,000	3,202,140
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000,000	3,149,250
126th Series:
5.25% 5/15/37 (FGIC Insured) (c)	12,000,000	12,804,840
5.5% 11/15/11 (FGIC Insured) (c)	1,495,000	1,669,018
127th Series:
5% 12/15/07 (AMBAC Insured) (c)	2,540,000	2,656,053
5.5% 12/15/13 (AMBAC Insured) (c)	8,600,000	9,538,346
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,261,330
5% 11/1/19 (FSA Insured)	2,800,000	3,040,128
5% 11/1/22 (FSA Insured)	2,190,000	2,360,141
134th Series, 5% 1/15/39	4,500,000	4,755,780
		59,298,262
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - 7.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	$ 2,100,000	$ 2,418,213
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series B, 5.875% 7/1/35 (MBIA Insured)	1,625,000	1,832,870
Series E, 5.5% 7/1/16 (FSA Insured)	2,525,000	2,972,657
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,446,250
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	4,600,000	5,028,904
5.5% 10/1/40 (Escrowed to Maturity) (d)	11,785,000	12,859,910
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,852,900
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,994,015
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,176,160
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.) Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev. Bank	1,075,000	1,078,300
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/19 (FSA Insured)	2,740,000	3,007,588
		41,667,767
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $527,316,838)		556,775,178
NET OTHER ASSETS - 0.2%		888,286
NET ASSETS - 100%		$ 557,663,464
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
35 U.S. Treasury Bond Contracts	Sept. 2005	$ 4,110,458	$ (6,563)
20 U.S. Treasury Bond Contracts	Sept. 2005	2,255,511	10,781
TOTAL TREASURY CONTRACTS			4,218
The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,089,190.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	37.2%
Transportation	20.7%
Escrowed/Pre-Refunded	17.5%
Electric Utilities	5.4%
Special Tax	5.1%
Others* (individually less than 5%)	14.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)
Assets
Investment in securities, at value (cost $527,316,838) - See accompanying schedule		$ 556,775,178
Cash		2,470,034
Receivable for fund shares sold		614,315
Interest receivable		8,949,681
Receivable for daily variation on futures contracts		2,043
Prepaid expenses		1,290
Other receivables		16,634
Total assets		568,829,175

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 9,821,681
Payable for fund shares redeemed	516,608
Distributions payable	547,081
Accrued management fee	173,274
Other affiliated payables	87,218
Other payables and accrued expenses	19,849
Total liabilities		11,165,711

Net Assets		$ 557,663,464
Net Assets consist of:
Paid in capital		$ 525,432,121
Distributions in excess of net investment income		(75,400)
Accumulated undistributed net realized gain (loss) on investments		2,844,185
Net unrealized appreciation (depreciation) on investments		29,462,558
Net Assets, for 47,243,078 shares outstanding		$ 557,663,464
Net Asset Value, offering price and redemption price per share ($557,663,464 ÷ 47,243,078 shares)		$ 11.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)
Investment Income
Interest		$ 12,066,253

Expenses
Management fee	$ 1,027,302
Transfer agent fees	189,335
Accounting fees and expenses	66,195
Independent trustees' compensation	1,332
Custodian fees and expenses	4,331
Registration fees	16,625
Audit	23,880
Legal	2,277
Miscellaneous	4,819
Total expenses before reductions	1,336,096
Expense reductions	(98,844)	1,237,252
Net investment income		10,829,001
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,070,807
Futures contracts	19,314
Swap agreements	71,599
Total net realized gain (loss)		3,161,720
Change in net unrealized appreciation (depreciation) on: Investment securities	6,439,880
Futures contracts	4,218
Swap agreements	107,276
Total change in net unrealized appreciation (depreciation)		6,551,374
Net gain (loss)		9,713,094
Net increase (decrease) in net assets resulting from operations		$ 20,542,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,829,001	$ 21,544,783
Net realized gain (loss)	3,161,720	5,336,057
Change in net unrealized appreciation (depreciation)	6,551,374	(8,963,111)
Net increase (decrease) in net assets resulting from operations	20,542,095	17,917,729
Distributions to shareholders from net investment income	(10,741,026)	(21,618,856)
Distributions to shareholders from net realized gain	(4,916,800)	(6,439,707)
Total distributions	(15,657,826)	(28,058,563)
Share transactions Proceeds from sales of shares	55,028,189	74,704,644
Reinvestment of distributions	11,199,920	20,036,098
Cost of shares redeemed	(45,325,069)	(103,029,572)
Net increase (decrease) in net assets resulting from share transactions	20,903,040	(8,288,830)
Redemption fees	2,191	5,329
Total increase (decrease) in net assets	25,789,500	(18,424,335)

Net Assets
Beginning of period	531,873,964	550,298,299
End of period (including distributions in excess of net investment income of $75,400 and distributions in excess of net investment income of $163,375, respectively)	$ 557,663,464	$ 531,873,964
Other Information Shares
Sold	4,690,572	6,339,101
Issued in reinvestment of distributions	956,289	1,704,626
Redeemed	(3,870,473)	(8,822,784)
Net increase (decrease)	1,776,388	(779,057)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 11.90	$ 11.65	$ 11.51	$ 11.18	$ 10.89
Income from Investment Operations
Net investment incomeD	.231	.470	.487	.495	.532	.559
Net realized and unrealized gain (loss)	.206	(.058)	.318	.196	.334	.289
Total from investment operations	.437	.412	.805	.691	.866	.848
Distributions from net investment income	(.229)	(.472)	(.488)	(.495)	(.534)	(.559)
Distributions from net realized gain	(.108)	(.140)	(.067)	(.056)	(.003)	-
Total distributions	(.337)	(.612)	(.555)	(.551)	(.537)	(.559)
Redemption fees added to paid in capitalD	-F	-F	-F	-F	.001	.001
Net asset value, end of period	$ 11.80	$ 11.70	$ 11.90	$ 11.65	$ 11.51	$ 11.18
Total ReturnB,C	3.79%	3.56%	7.04%	6.15%	7.86%	8.03%
Ratios to Average Net AssetsE
Expenses before expense reductions	.49%A	.49%	.49%	.50%	.50%	.51%
Expenses net of voluntary waivers, if any	.49%A	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.45%A	.48%	.49%	.47%	.41%	.45%
Net investment income	3.96%A	4.00%	4.11%	4.26%	4.62%	5.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,663	$ 531,874	$550,298	$ 573,295	$ 514,086	$ 384,316
Portfolio turnover rate	30%A	18%	24%	21%	19%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/05	% of fund's investments 11/30/04	% of fund's investments 5/31/04
0 - 30	89.1	82.4	74.4
31 - 90	1.5	7.3	14.2
91 - 180	3.0	3.4	1.1
181 - 397	6.4	6.9	10.3
Weighted Average Maturity
	5/31/05	11/30/04	5/31/04
Spartan New Jersey Municipal Money Market	28 Days	34 Days	48 Days
New Jersey Tax-Free Municipal Money Market Funds Average*	27 Days	36 Days	43 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
Variable Rate Demand Notes (VRDNs) 85.7%	Variable Rate Demand Notes (VRDNs) 73.6%
Tender Bonds 0.0%	Tender Bonds 2.7%
Municipal Notes 10.8%	Municipal Notes 14.0%
Fidelity Tax-Free Cash Central Fund 2.1%	Fidelity Tax-Free Cash Central Fund 4.2%
Other Investments 0.0%	Other Investments 1.9%
Net Other Assets 1.4%	Net Other Assets 3.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.6%
	Principal Amount	Value (Note 1)
Delaware/New Jersey - 0.7%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 4,975,000	$ 4,975,000
New Jersey - 80.1%
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,165,000	2,165,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 2.98% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	5,200,000	5,200,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series Merlots 05 A3, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,375,000	9,375,000
Colts Neck Township Gen. Oblig. BAN Series A, 4% 1/6/06	7,121,950	7,167,697
Cranford Township Gen. Oblig. BAN 3.25% 1/6/06	9,617,794	9,673,055
Cumberland County Gen. Oblig. BAN 3.75% 5/16/06	10,500,000	10,583,832
Essex County Impt. Auth. Rev. Participating VRDN Series Merlots 04 C41, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(d)	7,800,000	7,800,000
Essex County Utils. Auth. Wtr. Sys. Rev. BAN 4.25% 11/22/05	2,508,000	2,531,618
Hamilton Township Mercer County BAN 3% 9/29/05	12,400,000	12,445,974
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 2.9%, LOC Bank of New York, New York, VRDN (a)	8,400,000	8,400,000
Jersey City Redev. Auth. Multi-family Hsg. Rev. (Dixon Mill Apts. Proj.) Series 2000 A, 2.93%, LOC Fannie Mae, VRDN (a)	12,980,000	12,980,000
Long Branch Gen. Oblig. BAN 3% 9/30/05	6,400,000	6,426,266
Montclair Township Gen. Oblig. BAN 3.5% 3/17/06	8,000,000	8,059,261
New Brunswick Gen. Oblig. BAN 3% 7/20/05	2,000,000	2,003,592
New Jersey Ctfs. of Prtn. Participating VRDN Series PT 2291, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,000,000	2,000,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Diocese of Metuchen 2001 Proj.) 2.9%, LOC Fleet Nat'l. Bank, VRDN (a)	2,300,000	2,300,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 20040012 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(d)	2,385,000	2,385,000
Series EGL 720050002 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(d)	2,600,000	2,600,000
Series Merlots 04 B14, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(d)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Participating VRDN:
Series Merlots A41, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 6,785,000	$ 6,785,000
Series MS 883, 2.99% (Liquidity Facility Morgan Stanley) (a)(d)	2,595,000	2,595,000
Series MSCO 01 572, 2.99% (Liquidity Facility Morgan Stanley) (a)(d)	9,765,500	9,765,500
Series MSTC 9057, 2.96% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	3,000,000	3,000,000
Series MT 34, 2.98% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	3,495,000	3,495,000
Series Putters 538, 2.98% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,790,000	5,790,000
Series ROC II R203, 2.99% (Liquidity Facility Citibank NA) (a)(d)	3,370,000	3,370,000
Series ROC II R2087, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	8,735,000	8,735,000
Series ROC II R298, 2.99% (Liquidity Facility Citibank NA) (a)(d)	12,025,000	12,025,000
Series ROC II R4554, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,405,000	2,405,000
(Jewish Home Rockleigh Proj.) Series B, 2.98%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,200,000	4,200,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (United Wtr., Inc. Proj.) Series 1996 A, 2.98% (AMBAC Insured), VRDN (a)	2,600,000	2,600,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 1900, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	12,370,000	12,370,000
Series ROC II R2102, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	1,000,000	1,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,980,000	4,980,000
Series PT 1560, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,465,000	5,465,000
New Jersey Gen. Oblig. Participating VRDN:
Series EGL 03 5, 2.99% (Liquidity Facility Citibank NA, New York) (a)(d)	8,500,000	8,500,000
Series EGL 96 3001, 2.99% (Liquidity Facility Citibank NA, New York) (a)(d)	3,100,000	3,100,000
Series FRRI L8, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Gen. Oblig. Participating VRDN: - continued
Series LB 04 L56J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	$ 2,900,000	$ 2,900,000
Series LB04 L55J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	22,000,000	22,000,000
Series MSTC 01 174, 2.97% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	10,000,000	10,000,000
Series PT 2509, 2.98% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	1,000,000	1,000,000
Series Putters 716, 2.99% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)	4,740,000	4,740,000
New Jersey Health Care Facilities Fing. Auth. Rev. (Meridian Health Sys. Proj.) Series 2003 A, 2.88%, LOC JPMorgan Chase Bank, VRDN (a)	5,400,000	5,400,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Single Family Hsg. Proj.):
Series 2004 J, 3.02%, VRDN (a)	11,195,000	11,195,000
Series 2005 N, 3.02% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	11,630,000	11,630,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 2.98% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	7,980,000	7,980,000
Series EGL 00 3002, 2.99% (Liquidity Facility Citibank NA, New York) (a)(d)	5,830,000	5,830,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 03 47, 2.99% (Liquidity Facility Citibank NA, New York) (a)(d)	6,100,000	6,100,000
Series FRRI 02 L30J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	16,100,000	16,100,000
Series Merlots 00 EEE, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(d)	11,500,000	11,500,000
Series MS 03 835, 2.99% (Liquidity Facility Morgan Stanley) (a)(d)	6,595,000	6,595,000
Series MS 995, 2.99% (Liquidity Facility Morgan Stanley) (a)(d)	7,905,000	7,905,000
Series PA 667, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,995,000	3,995,000
Series PA 670, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,000,000	4,000,000
Series PA 751, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,995,000	9,995,000
Series PT 1799, 2.99% (Liquidity Facility WestLB AG) (a)(d)	2,420,000	2,420,000
Series PT 2096, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: - continued
Series PT 2105, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 780,000	$ 780,000
Series PT 2129, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,000,000	3,000,000
Series PT 2493, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,000,000	5,000,000
Series ROC II R4032, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,265,000	5,265,000
Series ROC II R6042, 2.99% (Liquidity Facility Citibank NA) (a)(d)	3,285,000	3,285,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series BA 00 C, 2.99% (Liquidity Facility Bank of America NA) (a)(d)	3,500,000	3,500,000
Series EGL 20030034 Class A, 2.99% (Liquidity Facility Citibank NA, New York) (a)(d)	9,100,000	9,100,000
Series IXIS 05 6, 2.99% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(d)	3,800,000	3,800,000
Series MS 00 203, 2.99% (Liquidity Facility Morgan Stanley) (a)(d)	4,395,000	4,395,000
Series MS 00 224, 2.99% (Liquidity Facility Morgan Stanley) (a)(d)	1,695,000	1,695,000
Series MS 1048, 2.99% (Liquidity Facility Morgan Stanley) (a)(d)	22,685,000	22,685,000
Series MS 963D, 2.99% (Liquidity Facility Morgan Stanley) (a)(d)	2,300,000	2,300,000
Series MS 967, 2.99% (Liquidity Facility Morgan Stanley) (a)(d)	8,630,000	8,630,000
Series MT 72, 2.99% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	3,750,000	3,750,000
Series PA 958P, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,500,000	3,500,000
Series PT 1751, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,990,000	3,990,000
Series PT 1926, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,000,000	2,000,000
Series PT 2363A, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	6,400,000	6,400,000
Series PT 2402, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	39,580,000	39,579,999
Series PT 2572, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: - continued
Series Putters 503, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 1,300,000	$ 1,300,000
Series Putters 504, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,385,000	5,385,000
Series Putters 725, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,165,000	3,165,000
Series Putters 795, 2.99% (Liquidity Facility Dresdner Bank AG) (a)(d)	10,970,000	10,970,000
Series Putters 820, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,100,000	5,100,000
Series Putters 825, 2.99% (Liquidity Facility Dresdner Bank AG) (a)(d)	1,070,000	1,070,000
Series Stars 129, 2.99% (Liquidity Facility BNP Paribas SA) (a)(d)	3,000,000	3,000,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	4,175,000	4,175,000
Saddle Brook Township Gen. Oblig. BAN 3.25% 2/2/06	5,000,000	5,028,283
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1285, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,400,000	2,400,000
Washington Township Board of Ed. Mercer County Participating VRDN Series PT 2808, 2.98% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	3,900,000	3,900,000
Wayne Township School District BAN 3.25% 12/29/05	4,500,000	4,524,650
Woodbridge Township Gen. Oblig. BAN 3% 7/8/05	8,700,000	8,711,712
		572,546,439
New Jersey/Pennsylvania - 4.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,910,000	3,910,000
Series Merlots 00 K, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(d)	13,900,000	13,900,000
Series PA 606, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,900,000	7,900,000
Series SG 53, 2.99% (Liquidity Facility Societe Generale) (a)(d)	5,700,000	5,700,000
		31,410,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - 7.4%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series AAB 00 19, 2.97% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	$ 6,670,000	$ 6,670,000
Series EGL 03 59, 2.99% (Liquidity Facility Citibank NA, New York) (a)(d)	5,000,000	5,000,000
Series PA 1251, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,900,000	1,900,000
Series ROC II R319, 2.99% (Liquidity Facility Citibank NA) (a)(d)	4,740,000	4,740,000
Series 1992 2, 3.01%, VRDN (a)(e)	6,900,000	6,900,000
Series 1997 1, 3.01%, VRDN (a)(e)	8,900,000	8,900,000
Series 1997 2, 3.01%, VRDN (a)(e)	10,400,000	10,400,000
Series 2004 1, 3%, VRDN (a)	2,000,000	2,000,000
Series 3, 3%, VRDN (a)	6,600,000	6,600,000
		53,110,000
Puerto Rico - 3.9%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 00 EE, 2.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,390,000	2,390,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series MS 969, 2.98% (Liquidity Facility Morgan Stanley) (a)(d)	3,500,000	3,500,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Merlots 00 FFF, 2.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,725,000	2,725,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Putters 147, 2.98% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000,000	1,000,000
Series Putters 681, 2.98% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,750,000	1,750,000
Series Putters 866, 2.98% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,050,000	1,050,000
Series RobIns 16, 2.98% (Liquidity Facility Bank of New York, New York) (a)(d)	2,165,000	2,165,000
Series ROC 2 99 3, 2.97% (Liquidity Facility Citibank NA) (a)(d)	2,175,000	2,175,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN: - continued
Series SGA 43, 2.94% (Liquidity Facility Societe Generale) (a)(d)	$ 9,700,000	$ 9,700,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.38%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,550,000	1,550,000
		28,005,000
	Shares
Other - 2.1%
Fidelity Tax-Free Cash Central Fund, 2.90% (b)(c)	15,000,000	15,000,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $705,046,439)		705,046,439
NET OTHER ASSETS - 1.4%		10,242,731
NET ASSETS - 100%		$ 715,289,170
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 3.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1992 2, 3.01%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 3.01%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 3.01%, VRDN	9/15/97	$ 10,400,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $705,046,439) - See accompanying schedule		$ 705,046,439
Cash		3,050,736
Receivable for fund shares sold		3,738,691
Interest receivable		6,002,264
Receivable from investment adviser for expense reductions		43,403
Other receivables		40,674
Total assets		717,922,207

Liabilities
Payable for investments purchased	$ 1,712,000
Payable for fund shares redeemed	517,224
Distributions payable	148,853
Accrued management fee	253,796
Other affiliated payables	1,164
Total liabilities		2,633,037

Net Assets		$ 715,289,170
Net Assets consist of:
Paid in capital		$ 715,304,075
Undistributed net investment income		12,486
Accumulated undistributed net realized gain (loss) on investments		(27,391)
Net Assets, for 715,037,290 shares outstanding		$ 715,289,170
Net Asset Value, offering price and redemption price per share ($715,289,170 ÷ 715,037,290 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Interest		$ 7,129,432

Expenses
Management fee	$ 1,495,718
Independent trustees' compensation	1,658
Total expenses before reductions	1,497,376
Expense reductions	(472,356)	1,025,020
Net investment income		6,104,412
Net realized gain (loss) on investment securities		(17,596)
Net increase in net assets resulting from operations		$ 6,086,816

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Spartan New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,104,412	$ 5,194,866
Net realized gain (loss)	(17,596)	250,813
Net increase in net assets resulting from operations	6,086,816	5,445,679
Distributions to shareholders from net investment income	(6,106,963)	(5,194,259)
Distributions to shareholders from net realized gain	(136,555)	-
Total distributions	(6,243,518)	(5,194,259)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	264,194,153	467,124,250
Reinvestment of distributions	5,622,134	4,698,525
Cost of shares redeemed	(228,083,650)	(369,223,198)
Net increase (decrease) in net assets and shares resulting from share transactions	41,732,637	102,599,577
Total increase (decrease) in net assets	41,575,935	102,850,997

Net Assets
Beginning of period	673,713,235	570,862,238
End of period (including undistributed net investment income of $12,486 and undistributed net investment income of $15,037, respectively)	$ 715,289,170	$ 673,713,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.009	.008	.012	.026	.035
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.009	.009	.008	.012	.026	.035
Distributions from net investment income	(.009)	(.009)	(.008)	(.012)	(.026)	(.035)
Distributions from net realized gain	-F	-	-F	-	-	-
Total distributions	(.009)	(.009)	(.008)	(.012)	(.026)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	.90%	.86%	.83%	1.23%	2.61%	3.56%
Ratios to Average Net AssetsE
Expenses before expense reductions	.43%A	.43%	.43%	.43%	.49%	.50%
Expenses net of voluntary waivers, if any	.35%A	.35%	.35%	.35%	.48%	.50%
Expenses net of all reductions	.30%A	.33%	.33%	.31%	.45%	.50%
Net investment income	1.76%A	.87%	.78%	1.22%	2.57%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 715,289	$ 673,713	$ 570,862	$ 571,396	$ 493,863	$ 482,664

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/05	% of fund's investments 11/30/04	% of fund's investments 5/31/04
0 - 30	89.4	84.0	77.8
31 - 90	2.7	5.9	11.3
91 - 180	4.1	2.0	4.4
181 - 397	3.8	8.1	6.5
Weighted Average Maturity
	5/31/05	11/30/04	5/31/04
Fidelity New Jersey Municipal Money Market Fund	24 Days	33 Days	40 Days
New Jersey Tax-Free Money Market Funds Average*	27 Days	36 Days	43 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
Variable Rate Demand Notes (VRDNs) 86.9%	Variable Rate Demand Notes (VRDNs) 76.2%
Commercial Paper (including CP Mode) 0.9%	Commercial Paper (including CP Mode) 1.3%
Tender Bonds 0.0%	Tender Bonds 4.6%
Municipal Notes 10.5%	Municipal Notes 11.4%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 3.5%
Other Investments 0.0%	Other Investments 0.9%
Net Other Assets 1.7%	Net Other Assets 2.1%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.3%
	Principal Amount	Value (Note 1)
Delaware/New Jersey - 0.7%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 9,905,000	$ 9,905,000
New Jersey - 76.3%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 2.97%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,860,000	4,860,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 2.97%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	12,800,000	12,800,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 2.98% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	7,165,000	7,165,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series Merlots 05 A3, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,180,000	8,180,000
Chester Township Gen. Oblig. BAN 3.5% 3/30/06	5,714,000	5,751,255
East Brunswick Township Gen. Oblig. BAN 3.75% 5/12/06	3,000,000	3,025,634
Essex County Impt. Auth. Rev. Participating VRDN:
Series BS 216, 2.98% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	10,675,000	10,675,000
Series MS 966 D, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	11,570,000	11,570,000
Essex County Utils. Auth. Wtr. Sys. Rev. BAN 4.25% 11/22/05	5,300,000	5,349,910
Florham Park Gen. Oblig. BAN 3.75% 5/12/06	6,174,000	6,223,312
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series MS 860, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	7,495,000	7,495,000
Haledon Gen. Oblig. BAN 3.75% 4/28/06	7,926,000	7,989,539
Hamilton Township Mercer County BAN 3% 9/29/05	31,641,746	31,752,497
Hopewell Township Gen. Oblig. BAN 3.5% 3/15/06	5,076,654	5,115,973
Long Branch Gen. Oblig. BAN 3% 9/30/05	15,146,000	15,206,306
Monroe Township Board of Ed. Gloucester City BAN 3% 7/1/05	5,000,000	5,003,379
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	1,800,000	1,800,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Encap Golf Hldgs. LLC Proj.) 2.98%, LOC Wachovia Bank NA, VRDN (a)(b)	69,000,000	69,000,000
(Int'l. Processing Corp. Proj.) 3%, LOC Bank of America NA, VRDN (a)(b)	850,000	850,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN Series MS 98 161, 3.01% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 1,625,000	$ 1,625,000
New Jersey Econ. Dev. Auth. Rev.:
Bonds (Keystone Urban Renewal Proj.) Series 1992:
2.7% tender 7/12/05, LOC BNP Paribas SA, CP mode (b)	5,000,000	5,000,000
2.8% tender 8/10/05, LOC BNP Paribas SA, CP mode (b)	5,000,000	5,000,000
Participating VRDN:
Series EGL 04 18 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
Series EGL 20040012 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	9,000,000	9,000,000
Series FRRI 01 N10, 3.07% (Liquidity Facility Bank of New York, New York) (a)(c)	7,150,000	7,150,000
Series Merlots 04 B14, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,495,000	8,495,000
Series Merlots A41, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,290,000	1,290,000
Series MS 883, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	7,900,000	7,900,000
Series MSTC 9057, 2.96% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,990,000	6,990,000
Series MT 14, 2.98% (Liquidity Facility BNP Paribas SA) (a)(c)	9,080,000	9,080,000
Series MT 34, 2.98% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,500,000	7,500,000
Series PA 1239, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,000,000	6,000,000
Series Putters 502, 2.99% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	10,775,000	10,775,000
Series Putters 538, 2.98% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,670,000	3,670,000
Series Putters 785Z, 3.02% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,410,000	7,410,000
Series Putters 883T, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,820,000	10,820,000
Series ROC II R305, 3.01% (Liquidity Facility Citibank NA) (a)(c)	6,745,000	6,745,000
Series ROC II R4523, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,190,000	5,190,000
Series ROC II R4554, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,975,000	5,975,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 3.05%, LOC Wachovia Bank NA, VRDN (a)(b)	4,365,000	4,365,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
(Eastern Silk Proj.) Second Series D2, 3.07%, LOC BNP Paribas SA, VRDN (a)(b)	$ 465,000	$ 465,000
(Jewish Home Rockleigh Proj.) Series B, 2.98%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,830,000	5,830,000
(LPS Inds. Proj.) 3.05%, LOC Wachovia Bank NA, VRDN (a)(b)	7,725,000	7,725,000
(Meriden Assisted Living at Shrewsbury Proj.) 2.95%, LOC Fannie Mae, VRDN (a)(b)	5,250,000	5,250,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 2.99%, LOC Citibank NA, New York, VRDN (a)(b)	37,300,000	37,300,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PT 2071, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	10,355,000	10,355,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series Putters 801, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,785,000	2,785,000
Series ROC II R2191, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,725,000	5,725,000
Series ROC II R295, 2.99% (Liquidity Facility Citibank NA) (a)(c)	4,995,000	4,995,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 3.01% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	4,000,000	4,000,000
New Jersey Gen. Oblig.:
Participating VRDN:
Series EGL 03 5, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	21,095,000	21,095,000
Series FRRI L8, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,950,000	9,950,000
Series LB 04 L56J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	5,100,000	5,100,000
Series LB04 L55J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	79,350,000	79,349,999
Series Macon 04 F, 2.99% (Liquidity Facility Bank of America NA) (a)(c)	4,635,000	4,635,000
Series PT 2509, 2.98% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	18,500,000	18,500,000
Series Putters 716, 2.99% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	2,100,000	2,100,000
TRAN Series A, 3% 6/24/05	10,000,000	10,001,533
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN:
Series MT 24, 2.98% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	$ 7,095,000	$ 7,095,000
Series MT 25, 2.98% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	3,460,000	3,460,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series 1999 V, 3.03% (Liquidity Facility Bank of America NA) (a)(b)(c)	6,555,000	6,555,000
Series Merlots 00 A2, 3.04% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,285,000	1,285,000
Series PT 118, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,505,000	3,505,000
Series PT 1289, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,980,000	1,980,000
Series PT 287, 2.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	5,500,000	5,500,000
Series PT 456, 3.01% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	2,740,000	2,740,000
Series PT 635, 3.01% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	2,505,000	2,505,000
(Single Family Hsg. Proj.):
Series 2004 K, 3.08%, VRDN (a)(b)	35,000,000	35,000,000
Series 2005 O, 3.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	15,000,000	15,000,000
New Jersey Tpk. Auth. Rev. Participating VRDN Series AAB 00 6, 2.98% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	29,240,000	29,240,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series FRRI 02 L30J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	25,330,000	25,330,000
Series Merlots 00 EEE, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,980,000	3,980,000
Series MS 995, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	15,405,000	15,405,000
Series PA 613, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Series PA 667, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000,000	1,000,000
Series PA 670, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,345,000	2,345,000
Series PT 1799, 2.99% (Liquidity Facility WestLB AG) (a)(c)	3,520,000	3,520,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: - continued
Series PT 1906, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 5,285,000	$ 5,285,000
Series PT 2096, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000,000	1,000,000
Series PT 2105, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,095,000	5,095,000
Series PT 2129, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	16,190,000	16,190,000
Series PT 2493, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	10,000,000	10,000,000
Series Putters 155, 2.98% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series ROC II R323, 2.99% (Liquidity Facility Citibank NA) (a)(c)	9,495,000	9,495,000
Series ROC II R4032, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,810,000	2,810,000
Series ROC II R6042, 2.99% (Liquidity Facility Citibank NA) (a)(c)	6,800,000	6,800,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series EGL 20030034 Class A, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	17,100,000	17,100,000
Series EGL 720050001 Class A, 3% (Liquidity Facility Citibank NA) (a)(c)	13,500,000	13,500,000
Series IXIS 05 6, 2.99% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(c)	8,055,000	8,055,000
Series MS 963D, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	10,100,000	10,100,000
Series MS 98 54, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	10,455,000	10,455,000
Series PA 958P, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000,000	1,000,000
Series PT 1204, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,500,000	3,500,000
Series PT 1940, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,995,000	8,995,000
Series PT 2362A, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	2,400,000	2,400,000
Series PT 2402, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	32,965,000	32,965,000
Series PT 2489, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: - continued
Series PT 2500, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	$ 11,640,000	$ 11,640,000
Series PT 2572, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	3,825,000	3,825,000
Series PT 2711, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,995,000	5,995,000
Series Putters 503, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
Series Putters 725, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	20,000,000	20,000,000
Series Putters 818, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	21,580,000	21,580,000
Series Putters 820, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,785,000	10,785,000
Series ROC II R146, 2.99% (Liquidity Facility Citibank NA) (a)(c)	7,495,000	7,495,000
Series ROC II R2103, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,665,000	5,665,000
Series Stars 116, 2.99% (Liquidity Facility BNP Paribas SA) (a)(c)	7,885,000	7,885,000
Series Stars 129, 2.99% (Liquidity Facility BNP Paribas SA) (a)(c)	6,570,000	6,570,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,190,000	2,190,000
Princeton Borough Gen. Oblig. BAN 3% 6/30/05	4,287,000	4,291,523
Randolph Township Gen. Oblig. RAN 3% 9/7/05	7,270,000	7,286,608
Rutgers State Univ. Rev. Participating VRDN Series MS 971, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Saddle Brook Township Gen. Oblig. BAN 3.25% 2/2/06	10,560,954	10,620,694
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American Cyanamid Co. Proj.) 3.5%, VRDN (a)	5,200,000	5,200,000
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1285, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,100,000	5,100,000
Union City Gen. Oblig. BAN 4% 5/17/06	6,943,500	7,008,084
Washington Township Board of Ed. Mercer County Participating VRDN Series PT 2808, 2.98% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	8,050,000	8,050,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Wayne Township School District BAN 3.25% 12/29/05	$ 9,500,000	$ 9,552,040
Woodbridge Township Gen. Oblig. BAN 3% 7/8/05	19,435,000	19,461,163
		1,123,044,449
New Jersey/Pennsylvania - 4.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,900,000	5,900,000
Series Merlots 00 K, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	15,265,000	15,265,000
Series MS 00 396, 2.98% (Liquidity Facility Morgan Stanley) (a)(c)	11,510,000	11,510,000
Series PA 606, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,995,000	7,995,000
Series PA 611, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,500,000	5,500,000
Series PA 965R, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000,000	5,000,000
Series SG 53, 2.99% (Liquidity Facility Societe Generale) (a)(c)	12,940,000	12,940,000
		64,110,000
New York & New Jersey - 14.3%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 01 701, 3% (Liquidity Facility Morgan Stanley) (a)(b)(c)	4,995,000	4,995,000
Series PA 1038R, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,995,000	4,995,000
Series PA 1171R, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,100,000	5,100,000
Series PA 1251, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,600,000	4,600,000
Series PT 1269, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,805,000	9,805,000
Series PT 2698, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,755,000	7,755,000
Series PT 418, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,285,000	6,284,885
Series PT 870, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,800,000	1,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series PT 984, 2.98% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	$ 7,870,000	$ 7,870,000
Series Putters 153, 3.01% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,000,000	2,000,000
Series Putters 177, 3.01% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,000,000	7,000,000
Series ROC II R43, 3.04% (Liquidity Facility Citibank NA) (a)(b)(c)	7,015,000	7,015,000
Series SG 96 52, 3.01% (Liquidity Facility Societe Generale) (a)(b)(c)	19,465,000	19,465,000
Series 1991 3, 3.04%, VRDN (a)(b)(d)	9,800,000	9,800,000
Series 1991, 3.04%, VRDN (a)(b)(d)	8,800,000	8,800,000
Series 1992, 3.01%, VRDN (a)(d)	6,800,000	6,800,000
Series 1995 4, 3.04%, VRDN (a)(b)(d)	10,500,000	10,500,000
Series 1995, 3.04%, VRDN (a)(b)(d)	9,400,000	9,400,000
Series A, 2.85% 8/9/05, CP (b)	3,840,000	3,840,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series MS 00 331, 3% (Liquidity Facility Morgan Stanley) (a)(b)(c)	18,830,000	18,830,000
Series MS 98 157, 3% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,160,000	3,160,000
Series PT 1755, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,180,000	6,180,000
Series Putters 192, 3.01% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	21,695,000	21,695,000
Series Putters 278, 3.01% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	18,435,000	18,435,000
Series 4, 2.98%, VRDN (a)(b)	5,000,000	5,000,000
		211,124,885
Puerto Rico - 2.6%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 2.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,890,000	2,890,000
Series Merlots 03 A44, 2.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	7,980,000	7,980,000
Series MS 975, 2.98% (Liquidity Facility Morgan Stanley) (a)(c)	10,000,000	10,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series LB 04 L28, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,975,000	9,975,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series Putters 147, 2.98% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 1,560,000	$ 1,560,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series MS 787, 2.98% (Liquidity Facility Morgan Stanley) (a)(c)	6,000,000	6,000,000
		38,405,000
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,446,589,334)		1,446,589,334
NET OTHER ASSETS - 1.7%		24,738,119
NET ASSETS - 100%		$ 1,471,327,453
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 3.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1991 3, 3.04%, VRDN	12/3/03	$ 9,800,000
Series 1991, 3.04%, VRDN	6/18/91	$ 8,800,000
Series 1992, 3.01%, VRDN	2/14/92	$ 6,800,000
Series 1995 4, 3.04%, VRDN	8/9/02	$ 10,500,000
Series 1995, 3.04%, VRDN	9/15/95	$ 9,400,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)
Assets
Investment in securities, at value (cost $1,446,589,334) - See accompanying schedule		$ 1,446,589,334
Cash		11,871,213
Receivable for fund shares sold		15,816,649
Interest receivable		12,072,862
Prepaid expenses		3,406
Other receivables		76,072
Total assets		1,486,429,536

Liabilities
Payable for investments purchased	$ 6,034,774
Payable for fund shares redeemed	8,209,399
Distributions payable	33,070
Accrued management fee	458,716
Other affiliated payables	342,014
Other payables and accrued expenses	24,110
Total liabilities		15,102,083

Net Assets		$ 1,471,327,453
Net Assets consist of:
Paid in capital		$ 1,471,155,462
Undistributed net investment income		13,666
Accumulated undistributed net realized gain (loss) on investments		158,325
Net Assets, for 1,470,390,672 shares outstanding		$ 1,471,327,453
Net Asset Value, offering price and redemption price per share ($1,471,327,453 ÷ 1,470,390,672 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Interest		$ 15,031,981

Expenses
Management fee	$ 2,733,859
Transfer agent fees	941,516
Accounting fees and expenses	73,568
Independent trustees' compensation	3,487
Custodian fees and expenses	11,310
Registration fees	24,964
Audit	22,459
Legal	3,574
Miscellaneous	4,606
Total expenses before reductions	3,819,343
Expense reductions	(439,204)	3,380,139
Net investment income		11,651,842
Net realized gain (loss) on investment securities		(30,020)
Net increase in net assets resulting from operations		$ 11,621,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,651,842	$ 9,270,975
Net realized gain (loss)	(30,020)	443,798
Net increase in net assets resulting from operations	11,621,822	9,714,773
Distributions to shareholders from net investment income	(11,641,873)	(9,269,713)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,148,624,510	3,429,878,413
Reinvestment of distributions	11,513,423	9,177,801
Cost of shares redeemed	(2,112,668,980)	(3,259,472,810)
Net increase (decrease) in net assets and shares resulting from share transactions	47,468,953	179,583,404
Total increase (decrease) in net assets	47,448,902	180,028,464

Net Assets
Beginning of period	1,423,878,551	1,243,850,087
End of period (including undistributed net investment income of $13,666 and undistributed net investment income of $3,697, respectively)	$ 1,471,327,453	$ 1,423,878,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.007	.006	.010	.025	.034
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.008	.007	.006	.010	.025	.034
Distributions from net investment income	(.008)	(.007)	(.006)	(.010)	(.025)	(.034)
Distributions from net realized gain	-	-	-E	-	-	-
Total distributions	(.008)	(.007)	(.006)	(.010)	(.025)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.80%	.68%	.64%	1.05%	2.55%	3.50%
Ratios to Average Net AssetsD
Expenses before expense reductions	.52%A	.53%	.52%	.52%	.53%	.55%
Expenses net of voluntary waivers, if any	.52%A	.53%	.52%	.52%	.53%	.55%
Expenses net of all reductions	.46%A	.51%	.50%	.48%	.48%	.55%
Net investment income	1.60%A	.68%	.61%	1.04%	2.49%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,471,327	$ 1,423,879	$ 1,243,850	$ 1,242,248	$ 1,118,731	$ 926,551

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Spartan New Jersey Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The income fund is a non-diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of New Jersey. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. For the income fund, debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan New Jersey Municipal Income Fund	$ 527,262,049	$ 29,579,851	$ (66,722)	$ 29,513,129
Spartan New Jersey Municipal Money Market Fund	705,046,439	-	-	-
Fidelity New Jersey Municipal Money Market Fund	1,446,589,334	-	-	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $101,645,223 and $80,431,482, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Spartan New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan New Jersey Municipal Income Fund	.25%	.12%	.38%
Fidelity New Jersey Municipal Money Market Fund	.25%	.12%	.38%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR and its affiliates provide Spartan New Jersey Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New Jersey Municipal Money Market Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan New Jersey Municipal Income Fund	.07%	|
Fidelity New Jersey Municipal Money Market Fund	.13%

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New Jersey Municipal Money Market Fund	$ 178,185
Fidelity New Jersey Municipal Money Market Fund	106,539

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan New Jersey Municipal Money Market Fund	.35%	$ 281,554

In addition, through an arrangement with Spartan New Jersey Municipal Money Market Fund's custodian and transfer agent, $190,802 of credits realized as a result of uninvested cash balances were used to reduce the fund's management fee.

Through arrangements with the income fund's and Fidelity New Jersey Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan New Jersey Municipal Income Fund	$ 4,331	$ 94,513
Fidelity New Jersey Municipal Money Market Fund	11,310	427,894

7. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NJN-USAN-0705
1.786819.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 20, 2005